     As filed with the Securities and Exchange Commission on July 29, 2002
                            Registration No. 2-72658

                        SECURITIES AND EXCHANGE COMMISION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]


                       Post-Effective Amendment No. 37 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]


                              Amendment No. 38 [X]

                        (Check appropriate box or boxes.)


                DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code (410) 727-1700

                                   Copies to:

            Richard T. Hale                       Richard W. Grant, Esquire
            Deutsche Bank Securities Inc.         Morgan, Lewis & Bockius LLP
            One South Street,                     1701 Market Street
            Baltimore, Maryland 21202             Philadelphia, PA 19103-2921


                     (Name and Address of Agent for Service)
 -------------------------------------------------------------------------------
  It is proposed that this filing will become effective (check appropriate box)

                     [_] immediately upon filing pursuant to paragraph (b)
                     [X] on July 31, 2002 pursuant to paragraph (b)
                     [_] 60 days after filing  pursuant to paragraph (a)(1)
                     [_] 75 days after filing pursuant to paragraph (a)(2)
                     [_] on [date] pursuant to paragraph (a) of rule 485

[LOGO] Deutsche Bank Alex. Brown


Deutsche Bank Alex. Brown
Cash Reserve Fund, Inc.

Prime Series

Treasury Series

Tax-Free Series

Prospectus


July 31, 2002



[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]
                                    [GRAPHIC]

                                Deutsche Bank [/]

Overview
--------------------------------------------------------------------------------
of the Cash Reserve Fund

Goal: Each Series of the Fund seeks as high a level of current income
(tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.
Core Strategy:
.. The Prime Series invests in high quality, short-term money market instruments. .. The Treasury Series invests in short-term securities issued by the US
  Treasury.
.. The Tax-Free Series invests in high quality, short-term municipal securities.

The Fund offers Deutsche Bank Alex. Brown Cash Reserve Shares of each series through securities dealers and financial institutions that act as shareholder servicing agents.


INVESTMENT POLICIES AND STRATEGIES
The Prime Series seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Prime Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

The Treasury Series seeks to achieve its objective by investing in US Treasury Securities, maintaining an average maturity of 90 days or less. The Treasury Series attempts to maintain a stable price of $1.00 per share by investing in securities that have remaining maturities of 397 days or less.

The Tax-Free Series seeks to achieve its objective by investing in high quality municipal securities, maintaining an average maturity of 90 days or less. The Tax-Free Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.--Prime Series, Treasury Series, Tax-Free Series

Overview of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.

Prime Series............................................................... 3
Treasury Series............................................................ 6
Tax-Free Series............................................................ 9

A Detailed Look at Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.

Prime Series............................................................... 12
Treasury Series............................................................ 14
Tax-Free Series............................................................ 15

Information Concerning All Series

Management of the Fund..................................................... 17
Calculating the Fund's Share Price......................................... 17
Dividends and Distributions................................................ 17
Tax Considerations......................................................... 18
Buying and Selling Fund Shares............................................. 18
Financial Highlights....................................................... 21


--------------------------------------------------------------------------------

                                                   Overview of the Prime Series


PRINCIPAL RISKS OF INVESTING IN THE
PRIME SERIES

Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Prime Series. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Prime Series' portfolio to decline in value. The Prime Series' yield can be expected to decline during periods of falling interest rates.

.. An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Prime Series' portfolio to decline.

..  Securities held by the Prime Series could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE PRIME SERIES

You should consider investing in the Prime Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Prime Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Prime Series by itself does not constitute a balanced investment program.

An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Prime Series.


--------------------------------------------------------------------------------

Overview of the Prime Series


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Deutsche Bank Alex. Brown Cash Reserve Prime Shares (the 'Prime Shares') by showing changes in the Prime Shares' performance from year to year. The bar chart shows the Prime Shares' actual total return for each full calendar year for the past ten years. The table shows the Prime Shares' average annual total return over the last calendar year, last five years, last ten years and since inception.

As of December 31, 2001, the Prime Shares' 7-day yield was 1.69%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the SEC-mandated calculation of income generated by the Prime Shares over a seven-day period. This amount is then annualized, which means that you assume the Prime Shares generate the same income every week for a year. The 'total return' of the Prime Shares is the change in the value of an investment in the Prime Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Prime Shares over a given period.

Year-by-Year Returns
Prime Shares
(each full calendar year for the past ten years)

                              [CHART]

1992   1993   1994   1995   1996   1997   1998   1999   2000   2001
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
3.26%  2.64%  3.81%  5.53%  4.92%  4.99%  4.99%  4.65%  5.95%  3.72%

For the period from December 31, 2001 through June 30, 2002, the total return for the Prime Shares was 0.69%. For the ten-year period shown in the bar chart, the Prime Shares' highest return in any calendar quarter was 1.54% (fourth quarter 2000) and its lowest quarterly return was 0.53% (fourth quarter 2001). Past performance offers no indication of how the Prime Shares will perform in the future.



             Performance for Periods Ended December 31, 2001/1/

                                       Average Annual Total Returns
                                                    Since Inception
                          1 Year 5 Years 10 Years (August 11, 1981)
             Prime Shares  3.72%   4.86%    4.44%             6.44%
             ------------------------------------------------------
 /1/ These figures assume the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

                                                   Overview of the Prime Series


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Prime Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Prime Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Prime Shares. The numbers assume that the Prime Shares earned an annual return of 5% over the periods shown, that the Prime Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Prime Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

          Annual Fees and Expenses

                                                Percentage of Average
                                                         Daily Assets
          Management Fee                                        0.25%
          -----------------------------------------------------------
          Distribution and Service (12b-1) Fees                 0.25%
          -----------------------------------------------------------
          Other Expenses (including a 0.07%
           shareholder servicing fee)                           0.17%
          -----------------------------------------------------------
          Total Fund Operating Expenses                         0.67%
          -----------------------------------------------------------


Expense Example

1 Year  3 Years 5 Years 10 Years
   $68     $214    $373     $835
--------------------------------


--------------------------------------------------------------------------------

Overview of the Treasury Series


PRINCIPAL RISKS OF INVESTING IN THE TREASURY SERIES

Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Treasury Series. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Treasury Series' portfolio to decline in value. The yield on US Treasury securities is generally less than yields on other taxable investments because Treasury securities are generally viewed as involving minimal credit risk as compared to other taxable investments. The Treasury Series' Yield can be expected to decline during periods of falling interest rates.

..  Securities held by the Treasury Series could perform poorly.
WHO SHOULD CONSIDER INVESTING IN THE TREASURY SERIES

You should consider investing in the Treasury Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Treasury Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Treasury Series by itself does not constitute a balanced investment program.

An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Treasury Series.


--------------------------------------------------------------------------------

                                                Overview of the Treasury Series


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares (the 'Treasury Shares') by showing changes in the Treasury Shares' performance from year to year. The bar chart shows the Treasury Shares' actual total return for each full calendar year for the past ten years. The table shows the Treasury Shares' average annual total return over the last calendar year, last five years, last ten years and since inception.

As of December 31, 2001, the Treasury Shares' 7-day yield was 1.50%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is an SEC-mandated calculation of the income generated by the Treasury Shares over a seven-day period. This amount is then annualized, which means that you assume the Treasury Shares generate the same income every week for a year. The 'total return' of the Treasury Shares is the change in the value of an investment in the Treasury Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Treasury Shares over a given period.
Year-by-Year Returns
Treasury Shares
(each full calendar year for the past ten years)

                                    [CHART]

 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 3.21%   2.56%   3.57%   5.17%   4.65%   4.68%   4.54%   4.15%   5.48%   3.49%


For the period from December 31, 2001 through June 30, 2002, the total return for the Treasury Shares was 0.61%. For the ten-year period shown in the bar chart, the Treasury Shares' highest return in any calendar quarter was 1.45% (fourth quarter 2000) and its lowest quarterly return was 0.49% (fourth quarter
2001). Past performance offers no indication of how the Treasury Shares will perform in the future.


            Performance for Periods Ended December 31, 2001/1/

                                       Average Annual Total Returns
                                                    Since Inception
                            1 Year 5 Years 10 Years (April 1, 1987)
            Treasury Shares  3.49%  4.47%    4.15%            5.89%
            -------------------------------------------------------

 /1 /These figures assume the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

Overview of the Treasury Series


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Treasury Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Treasury Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Treasury Shares. The numbers assume that the Treasury Shares earned an annual return of 5% over the periods shown, that the Treasury Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Treasury Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

         Annual Fees and Expenses

                                               Percentage of Average
                                                        Daily Assets
         Management Fee                                       0.23 %
         --------------------------------------------------------------
         Distribution and Service (12b-1) Fees                0.25 %
         --------------------------------------------------------------
         Other Expenses (including a 0.07%
          shareholder servicing fee)                          0.16 %
         --------------------------------------------------------------
         Total Fund Operating Expenses                        0.64 %
         --------------------------------------------------------------
         Less Fee Waivers                                    (0.05)%/1/
         --------------------------------------------------------------
         Net Expenses                                         0.59 %
         --------------------------------------------------------------
 /1 /The Advisor has contractually agreed to waive its fee for the Treasury
  Series by 0.05%. This agreement will continue until August 1, 2003 and may be extended.


Expense Example/2/

1 Year   3 Years   5 Years 10 Years
   $60      $200      $352     $794
-----------------------------------
 /2 /For the first year, the expense example takes the fee waiver into account.


--------------------------------------------------------------------------------

                                                Overview of the Tax-Free Series


PRINCIPAL RISKS OF INVESTING IN THE TAX-FREE SERIES

Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Tax-Free Series. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Tax-Free Series' portfolio to decline in value. The Tax-Free Series' yield can be expected to decline during periods of falling interest rates.

.. An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Tax-Free Series' portfolio to decline.

..  Securities held by the Tax-Free Series could perform poorly.
WHO SHOULD CONSIDER INVESTING IN THE TAX-FREE SERIES

You should consider investing in the Tax-Free Series if you are seeking tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Tax-Free Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Tax-Free Series by itself does not constitute a balanced investment program.

An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Series.


--------------------------------------------------------------------------------

Overview of the Tax-Free Series


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares (the 'Tax-Free Shares') by showing changes in the Tax-Free Shares' performance from year to year. The bar chart shows the Tax-Free Shares' actual total return for each full calendar year for the past ten years. The table shows the Tax-Free Shares' average annual total return over the last calendar year, last five years, last ten years and since inception.

As of December 31, 2001, the Tax-Free Shares' 7-day yield was 1.11% and the Tax-Free Shares' 7-day taxable equivalent yield was 1.90%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is an SEC-mandated calculation of the income generated by the Tax-Free Shares over a seven-day period. This amount is then annualized, which means that you assume the Tax-Free Shares generate the same income every week for a year. The 7-day taxable equivalent yield is the before-tax yield that would need to be earned from a taxable investment to equal the 7-day yield. The SEC-mandated taxable equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable federal income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The 'total return' of the Tax-Free Shares is the change in the value of an investment in the Tax-Free Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Tax-Free Shares over a given period.
Year-by-Year Returns
Tax-Free Shares
(each full calendar year for the past ten years)

                               [CHART]

 1992     1993   1994    1995    1996    1997    1998    1999    2000    2001
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 2.39%   1.85%   2.38%   3.35%   2.89%   3.08%   2.93%   2.63%   3.46%   2.14%


For the period from December 31, 2001 through June 30, 2002, the total return for the Tax-Free Shares was 0.45%. For the ten-year period shown in the bar chart, the Tax-Free Shares' highest return in any calendar quarter was 0.91% (fourth quarter 2000) and its lowest quarterly return was 0.33% (fourth quarter
2001). Past performance offers no indication of how the Tax-Free Shares will perform in the future.


            Performance for Periods Ended December 31, 2001/1/

                                       Average Annual Total Returns

                                                    Since Inception
                            1 Year 5 Years 10 Years (Dec. 17, 1990)
            Tax-Free Shares  2.14%   2.85%    2.71%           2.81%
            -------------------------------------------------------
 /1 /These figures assume the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

                                                Overview of the Tax-Free Series



ANNUAL FUND OPERATING EXPENSES
(expenses paid from Tax-Free Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Tax-Free Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Tax-Free Shares. The numbers assume that the Tax-Free Shares earned an annual return of 5% over the periods shown, that the Tax-Free Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Tax-Free Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.


Annual Fees and Expenses

                                      Percentage of Average
                                           Daily Net Assets
Management Fees                                       0.26%
-----------------------------------------------------------
Distribution and Service (12b-1) Fees                 0.25%
-----------------------------------------------------------
Other Expenses (including a 0.07%
 shareholder servicing fee)                           0.14%
-----------------------------------------------------------
Total Fund Operating Expenses                         0.65%
-----------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
   $66    $208    $362     $810
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Prime Series


OBJECTIVE

The Prime Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning income and maintaining the value of the Prime Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Prime Series seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy. The Prime Series follows two policies designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Prime Series buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

.. have received one of the two highest ratings from Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch, Inc.; or

..  are unrated, but are determined to be of similar quality by the Advisor.

PRINCIPAL INVESTMENTS

The Prime Series may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. The Prime Series' investments may include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

.. The Prime Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain an 'AAA' rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

RISKS

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Prime Series adheres to the following practices:

..  The Advisor limits the average maturity of the securities held by the Prime
   Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.


--------------------------------------------------------------------------------

                                                A Detailed Look at Prime Series



.. The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Prime Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Prime Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Prime Series' returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Prime Series to the risk that the counterparty defaults on its obligation to repurchase the securities. In this circumstance, the Prime Series can lose money because:

.. it might not be able to sell the securities at the agreed-upon time and price; or

..  the securities could lose value before they can be sold.

The Prime Series seeks to reduce this risk by monitoring the creditworthiness of the counterparties. The Prime Series also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Prime Series may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Prime Series' income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Treasury Series


OBJECTIVE

The Treasury Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in securities issued by the US Treasury.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning income and maintaining the value of the Treasury Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Treasury Series seeks current income by investing in US Treasury securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy. The Treasury Series follows this policy designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

PRINCIPAL INVESTMENTS

While the Treasury Series may invest, to a limited extent, in repurchase agreements, the Advisor expects that 100% of the Treasury Series will be invested in US Treasury securities. The Treasury Series' investments may include:

..  US Treasury obligations.

.. US government securities that are issued or guaranteed by the US Treasury. RISKS

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Treasury Series adheres to the following practices:

.. The Advisor limits the average maturity of the securities held by the Treasury Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

.. The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Treasury Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Treasury Series' returns to lag behind those of similar money market funds.


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Tax-Free Series


OBJECTIVE

The Tax-Free Series seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity by investing in high quality short-term municipal securities.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning tax-free income and maintaining the value of the Tax-Free Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Tax-Free Series seeks tax exempt current income by investing in high quality municipal securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy. The Tax-Free Series follows two policies designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Tax-Free Series buys municipal securities and other debt obligations that at the time of purchase:

.. have received one of the two highest ratings from Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch, Inc.; or

..  are unrated, but are determined to be of similar quality by the Advisor.

PRINCIPAL INVESTMENTS

While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Tax-Free Series will be so invested. The Tax-Free Series invests in high quality, short-term, dollar-denominated municipal securities. The Tax-Free Series' investments may include:

..  Municipal notes and short-term municipal bonds.

..  Variable rate demand notes.

..  Tax-exempt commercial paper.

.. The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series may invest only in non-affiliated money market mutual funds that maintain an 'AAA' rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

RISKS

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Tax-Free Series adheres to the following practices:

.. The Advisor limits the average maturity of the securities held by the Tax-Free Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

.. The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Tax-Free Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.


--------------------------------------------------------------------------------

A Detailed Look at the Tax-Free Series


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Tax-Free Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Tax-Free Series' returns to lag behind those of similar money market funds.

Special Tax Features. To the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be taxable.


--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
concerning all Series


MANAGEMENT OF THE FUND

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to each Series of the Fund. As investment advisor, ICCC makes each Series' investment decisions. It buys and sells securities for each Series and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties to its affiliate. ICCC received from the Fund a fee equal to 0.25% of the Prime Series' average daily net assets, 0.18% of the Treasury Series' average daily net assets (net of fee waivers) and 0.26% of the Tax-Free Series' average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series. ICCC has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until August 1, 2003 and may be extended. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2002, managed approximately $8.4 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 11:00 am Eastern Time for the Treasury and Tax-Free Series and as of 12:00 pm Eastern Time for the Prime Series.

You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call 1-800-730-1313 for additional information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed at the net asset value next calculated.

.. Orders received after the Fund's close will be processed at the net asset value next calculated on the next day the Fund is open.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund's policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive any dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares of the Series you own, unless you elect to receive them in cash. To make this election, notify
--------------------------------------------------------------------------------
The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good
Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


--------------------------------------------------------------------------------

Information Concerning all Series


your securities dealer or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other shareholders pay federal, state and local taxes at ordinary income rates on the income dividends distributed by each series. Your taxes will vary from year to year, based on the amount of dividends paid out by each series. Every year the Fund will send you information on the tax status of dividends paid by each series the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

The Prime and Treasury Series each expect that their distributions of income will be taxed at ordinary income rates.

The Tax-Free Series intends to generate and pay to shareholders income that is exempt from federal income tax. The Tax-Free Series may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or alternative minimum tax. Distributions of such income are taxable to you as ordinary income.

Distributions from each series may also be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the US government, subject to certain restrictions.

Because each series expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale of the shares of the Fund.

By law, each series must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the series to do so.

Distribution and Shareholder Servicing Plans

The Fund has adopted plans under Rule 12b-1 that allow it to pay your securities dealer or service agent distribution and other fees for the sale of its shares and for shareholder service. The Prime, Treasury and Tax-Free Shares each pay a distribution distribution fee equal to 0.25% annually of average daily net assets. Because these fees are paid out of the shares' net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund has adopted a shareholder service plan for the shares. Under the terms of each shareholder service plan, the Fund will pay the Distributor an annual service fee of 0.07% of the shares' average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under the applicable 12b-1 Plan.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy Fund shares through your securities dealer or through any financial institution authorized to act as a service agent. Contact them for details on how to enter and pay for your order.

Minimum Account Investments

                Initial investment                        $1,500
                Subsequent investments in the same series $  100

The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment and Redemption Program. Your securities dealer or service agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the series you have selected and to redeem shares of the series you own to pay for securities purchases. Contact your securities dealer or service agent for details.

To Redeem Shares

You may redeem the Fund's shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or service agent may require the following documents before redeeming your shares:

.. A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

--------------------------------------------------------------------------------

                                              Information Concerning all Series



.. A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. A signature guarantee is simply a certification of your signature--a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and you must provide the original guarantee.

.. Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

The price you receive when you redeem shares will be the net asset value per share of the series you are redeeming.

Other Redemption Information

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares of the series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which series of the Fund you own. If you own shares of more than one series of the Fund, your check will be honored first through redemption of shares of the Tax-Free Series, then through redemption of shares of the Prime Series and, finally, through redemption of shares of the Treasury Series. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or service agent. Canceled checks will not be returned to you.

If the amount of your check exceeds the value of the shares of all series you own, the check will be returned to the payee marked 'non-sufficient funds.' Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or service agent.

If you paid for your purchase of shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or service agent.

Important Information about Buying and Selling Shares

.. You may buy and sell shares of the Fund through securities dealers and authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by your securities dealer or service agent. The Fund will accept purchase and sale orders even if the New York Stock Exchange is closed on those days on which the 'Fed wire' is open, the primary trading markets for the Fund are open and the Fund's management believes there is adequate liquidity. The Fund will not accept exchanges from other funds until the New York Stock Exchange is open.

.. The Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. If you redeem sufficient shares to reduce your investment in a series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase requests that the Fund, in its sole discretion, deems to involve


--------------------------------------------------------------------------------

Information Concerning all Series


  excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

.. Account Statements and Fund Reports: Generally, your securities dealer or service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. Your securities dealer or service agent will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.


--------------------------------------------------------------------------------

                                            A Detailed Look at the Prime Series


The following tables provide a picture of each Series' financial performance for the past five fiscal years. The information selected reflects results for a single share of a Series. The total returns in the tables represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling 1-800-730-1313.

Financial Highlights
Prime Series
(for a share outstanding
throughout each period)

                                              For the Years Ended March 31,
                                      2002        2001        2000        1999        1998
Per share operating
 performance:

Net asset value, beginning of
 year                               $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------

Income from investment
 operations

Net investment income              0.0270      0.0578      0.0480      0.0473      0.0494
------------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income             (0.0270)    (0.0578)    (0.0480)    (0.0473)    (0.0494)
------------------------------------------------------------------------------------------
Net asset value, end of year        $1.00       $1.00       $1.00       $1.00       $1.00
------------------------------------------------------------------------------------------
Total investment return              2.74%       5.94%       4.90%       4.84%       5.05%
------------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $4,320,764  $5,735,781  $5,772,616  $3,727,990  $3,164,538
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                2.76%       5.77%       4.86%       4.71%       4.94%
------------------------------------------------------------------------------------------
Expenses                             0.67%       0.66%       0.66%       0.63%       0.67%
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A Detailed Look at the Treasury Series



Financial Highlights
Treasury Series
(for a share outstanding
throughout each period)

                                         For the Years Ended March 31,
                                    2002      2001      2000      1999      1998
Per share operating
 performance:

Net asset value, beginning of
 year                             $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Income from investment
 operations

Net investment income            0.0250    0.0539    0.0431    0.0427    0.0464
--------------------------------------------------------------------------------
Distributions to shareholders

Net investment income           (0.0250)  (0.0539)  (0.0431)  (0.0427)  (0.0464)
--------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Total investment return            2.53%     5.53%     4.40%     4.35%     4.74%
--------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $745,638  $866,508  $790,443  $816,700  $798,427
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income              2.47%     5.36%     4.31%     4.26%     4.65%
--------------------------------------------------------------------------------
Expenses after waivers             0.59%     0.56%     0.61%     0.58%     0.59%
--------------------------------------------------------------------------------
Expenses before waivers            0.64%     0.61%     0.66%     0.58%     0.59%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                         A Detailed Look at the Tax-Free Series



Financial Highlights
Tax-Free Series
(for a share outstanding
throughout each period)

                                             For the Years Ended March 31,
                                      2002        2001        2000        1999      1998
Per share operating
 performance:

Net asset value, beginning of
 year                               $1.00       $1.00       $1.00       $1.00     $1.00
----------------------------------------------------------------------------------------
Income from investment
 operations

Net investment income              0.0168      0.0333      0.0276      0.0277    0.0306
----------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income             (0.0168)    (0.0333)    (0.0276)    (0.0277)  (0.0306)
----------------------------------------------------------------------------------------
Net asset value, end of year        $1.00       $1.00       $1.00       $1.00     $1.00
----------------------------------------------------------------------------------------
Total investment return              1.69%       3.38%       2.80%       2.81%     3.10%
----------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $1,006,613  $1,701,940  $1,664,370  $1,047,391  $841,185
----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                1.76%       3.31%       2.78%       2.74%     3.05%
----------------------------------------------------------------------------------------
Expenses                             0.65%       0.64%       0.65%       0.58%     0.60%
----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated July 31, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information and the annual or semi-annual report, or if you have questions about investing in the Fund, contact your securities dealer or service agent, or write to:

                            Service Center
                            PO Box 219210
                            Kansas City, MO 64121-9210
or call toll-free:          1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call the SEC at 202-942-8090.

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.
  Deutsche Bank Alex. Brown Cash Reserve Prime Shares   CUSIP #014.471.106
  Deutsche Bank Alex. Brown Cash Reserve Treasury Shares      014.471.205
  Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares      014.470.801

Distributed by:
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, Illinois 60606-5808

Investment Company Act File No. 811-3196        DBABCR-1-RET(07/02)
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown
Cash Reserve Fund, Inc.
PO Box 17250
Baltimore, Maryland 21203
                                                     BULK RATE
                                                    US POSTAGE
                                                       PAID
                                                  Farmingdale, NY
                                                  Permit No. 225

[LOGO] Deutsche Bank Alex. Brown


Deutsche Bank Alex. Brown
Cash Reserve Fund, Inc.
Institutional Shares

Prime Series

Treasury Series

Tax-Free Series

Prospectus


July 31, 2002



[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]
                                    [GRAPHIC]

                                Deutsche Bank [/]

Overview
--------------------------------------------------------------------------------
of the Cash Reserve Fund--Institutional Shares

Goal: Each Series of the Fund seeks as high a level of current income
(tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.
Core Strategy:
.. The Prime Series invests in high quality, short-term money market instruments. .. The Treasury Series invests in short-term securities issued by the US Treasury.
.. The Tax-Free Series invests in high quality, short-term municipal securities. Deutsche Bank Alex. Brown Cash Reserve Institutional Shares of each series may only be purchased by eligible institutions.

INVESTMENT POLICIES AND STRATEGIES
The Prime Series seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Prime Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

The Treasury Series seeks to achieve its objective by investing in US Treasury Securities, maintaining an average maturity of 90 days or less. The Treasury Series attempts to maintain a stable price of $1.00 per share by investing in securities that have remaining maturities of 397 days or less.

The Tax-Free Series seeks to achieve its objective by investing in high quality municipal securities, maintaining an average maturity of 90 days or less. The Tax-Free Series attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.--Institutional Shares--Prime Series, Treasury Series, Tax-Free Series

Overview of Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.--Institutional Shares

                    Prime Series.......................  3
                    Treasury Series....................  6
                    Tax-Free Series....................  9

A Detailed Look at Deutsche Bank Alex. Brown Cash Reserve Fund,
Inc.--Institutional Shares

                    Prime Series....................... 12
                    Treasury Series.................... 14
                    Tax-Free Series.................... 15

Information Concerning All Series

                     Management of the Fund............ 17
                     Calculating the Fund's Share Price 17
                     Dividends and Distributions....... 18
                     Tax Considerations................ 18
                     Buying and Selling Fund Shares.... 18
                     Financial Highlights.............. 20


--------------------------------------------------------------------------------

                             Overview of the Prime Series--Institutional Shares


PRINCIPAL RISKS OF INVESTING IN THE
PRIME SERIES

Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Prime Series. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Prime Series' portfolio to decline in value. The Prime Series' yield can be expected to decline during periods of falling interest rates.

.. An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Prime Series' portfolio to decline.

..  Securities held by the Prime Series could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE PRIME SERIES

You should consider investing in the Prime Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Prime Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Prime Series by itself does not constitute a balanced investment program.

An investment in the Prime Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Prime Series.


--------------------------------------------------------------------------------

Overview of the Prime Series--Institutional Shares



TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares (the 'Prime Institutional Shares') by showing changes in the Prime Institutional Shares' performance from year to year. The bar chart shows the Prime Institutional Shares' actual total return for each full calendar year for the past ten years. The table shows the Prime Institutional Shares' average annual total return over the last calendar year, last five years, last ten years and since inception.

As of December 31, 2001, the Prime Institutional Shares' 7-day yield was 2.01%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is an SEC-mandated calculation of the income generated by the Prime Institutional Shares over a seven-day period. This amount is then annualized, which means that you assume the Prime Institutional Shares generate the same income every week for a year. The 'total return' of the Prime Institutional Shares is the change in the value of an investment in the Prime Institutional Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Prime Institutional Shares over a given period.
                                    [CHART]

Year-by-Year Returns
Prime Institutional Shares
(each full calendar year for the past ten years)

1992   1993   1994   1995   1996   1997   1998   1999   2000   2001
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
3.60%  2.97%  4.13%  5.78%  5.19%  5.26%  5.25%  4.97%  6.31%  4.04%

For the period from December 31, 2001, through June 30, 2002, the total return for the Prime Institutional Shares was 0.85%. For the ten-year period shown in the bar chart, the Prime Institutional Shares' highest return in any calendar quarter was 1.61% (third quarter 2000) and its lowest quarterly return was 0.61% (fourth quarter 2001). Past performance offers no indication of how the Prime Institutional Shares will perform in the future.


          Performance for Periods Ended December 31, 2001/1/
                                         Average Annual Total Returns
                                                      Since Inception
                              1 Year 5 Years 10 Years  (June 4, 1990)
          Prime Institutional
           Shares              4.04%   5.16%    4.74%           4.96%
          -----------------------------------------------------------
/1/These figures assume the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

                             Overview of the Prime Series--Institutional Shares


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Prime Institutional Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Prime Institutional Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Prime Institutional Shares. The numbers assume that the Prime Institutional Shares earned an annual return of 5% over the periods shown, that the Prime Institutional Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Prime Institutional Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.


          Annual Fees and Expenses

                                                Percentage of Average
                                                         Daily Assets
          Management Fee                                        0.25%
          -----------------------------------------------------------
          Distribution and Service (12b-1) Fees                  None
          -----------------------------------------------------------
          Other Expenses                                        0.11%
          -----------------------------------------------------------
          Total Fund Operating Expenses                         0.36%
          -----------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
   $37    $116    $202     $456
-------------------------------


--------------------------------------------------------------------------------

Overview of the Treasury Series--Institutional Shares


PRINCIPAL RISKS OF INVESTING IN THE TREASURY SERIES

Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Treasury Series. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Treasury Series' portfolio to decline in value. The yield on US Treasury securities is generally less than the yields on other taxable investments because Treasury securities are generally viewed as involving minimal credit risk as compared to other taxable investments. The Treasury Series' yield can be expected to decline during periods of falling interest rates.

..  Securities held by the Treasury Series could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE TREASURY SERIES

You should consider investing in the Treasury Series if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Treasury Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Treasury Series by itself does not constitute a balanced investment program.

An investment in the Treasury Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Treasury Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Treasury Series.


--------------------------------------------------------------------------------

                          Overview of the Treasury Series--Institutional Shares


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares (the 'Treasury Institutional Shares') by showing changes in the Treasury Institutional Shares' performance from year to year. The bar chart shows the Treasury Institutional Shares' actual total return for each full calendar year for the past ten years. The table shows the Treasury Institutional Shares' average annual total return over the last calendar year, last five years, last ten years and since inception.

As of December 31, 2001, the Treasury Institutional Shares' 7-day yield was 1.82%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is an SEC-mandated calculation of the income generated by the Treasury Institutional Shares over a seven-day period. This amount is then annualized, which means that you assume the Treasury Institutional Shares generate the same income every week for a year. The 'total return' of the Treasury Institutional Shares is the change in the value of an investment in the Treasury Institutional
Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Treasury Institutional Shares over a given period.
                                    [CHART]

Year-by-Year Returns
Treasury Institutional Shares
(each full calendar year for the past ten years)

1992   1993   1994   1995   1996   1997   1998   1999   2000   2001
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
3.50%  2.85%  3.85%  5.48%  4.97%  4.97%  4.84%  4.46%  5.83%  3.81%

For the period from December 31, 2001, through June 30, 2002, the total return for the Treasury Institutional Shares was 0.77%. For the ten-year period shown in the bar chart, the Treasury Institutional Shares' highest return in any calendar quarter was 1.53% (fourth quarter 2000) and its lowest quarterly return was 0.57% (fourth quarter 2001). Past performance offers no indication of how the Treasury Institutional Shares will perform in the future.



 Performance for Periods Ended December
 31, 2001/1/
                                                  Average Annual Total Returns
                                                               Since Inception
                                       1 Year 5 Years 10 Years  (June 4, 1990)
 Treasury Institutional Shares          3.81%   4.78%    4.45%           4.67%
 -----------------------------------------------------------------------------
 /1/ These figures assume the reinvestment of dividends and capital gains distributions.


--------------------------------------------------------------------------------

Overview of the Treasury Series--Institutional Shares


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Treasury Institutional Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Treasury Institutional Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Treasury Institutional Shares. The numbers assume that the Treasury Institutional Shares earned an annual return of 5% over the periods shown, that the Treasury Institutional Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Treasury Institutional Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

          Annual Fees and Expenses

                                                Percentage of Average
                                                         Daily Assets
          Management Fee                                       0.23 %
          ------------------------------------------------------------
          Distribution and Service (12b-1) Fees                  None
          ------------------------------------------------------------
          Other Expenses                                       0.10 %
          ------------------------------------------------------------
          Total Fund Operating Expenses                        0.33 %
          ------------------------------------------------------------
          Less Fee Waivers                                    (0.05)%1
          ------------------------------------------------------------
          Net Expenses                                         0.28 %
          ------------------------------------------------------------
 /1/ The Advisor has contractually agreed to waive its fee for the Treasury
  Series by 0.05%. This agreement will continue until August 1, 2003 and may be extended.


Expense Example/2/

1 Year 3 Years 5 Years 10 Years
   $29    $101    $180     $413
-------------------------------
 /2/  For the first year, the expense example takes the fee waiver into account.


--------------------------------------------------------------------------------

                          Overview of the Tax-Free Series--Institutional Shares


PRINCIPAL RISKS OF INVESTING IN THE TAX-FREE SERIES

Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Tax-Free Series. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Tax-Free Series' portfolio to decline in value. The Tax-Free Series' yield can be expected to decline during periods of falling interest rates.

.. An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Tax-Free Series' portfolio to decline.

..  Securities held by the Tax-Free Series could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE TAX-FREE SERIES

You should consider investing in the Tax-Free Series if you are seeking tax-free income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Tax-Free Series if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Tax-Free Series by itself does not constitute a balanced investment program.

An investment in the Tax-Free Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Free Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Tax-Free Series.

--------------------------------------------------------------------------------

Overview of the Tax-Free Series--Institutional Shares



TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Deutsche Bank Alex. Brown Tax-Free Institutional Shares (the 'Tax-Free Institutional Shares') by showing changes in the Tax-Free Institutional Shares' performance from year to year. The bar chart shows the Tax-Free Institutional Shares' actual total return for each full calendar year since it began selling shares. The table shows the Tax-Free Institutional Shares' average annual total return over the last calendar year and since inception.

As of December 31, 2001, the Tax-Free Institutional Shares' 7-day yield was 1.48% and the Tax-Free Institutional Shares' 7-day taxable equivalent yield was 2.45%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is an SEC-mandated calculation of the income generated by the Tax-Free Institutional Shares over a seven-day period. This amount is then annualized, which means that you assume the Tax-Free Institutional Shares generate the same income every week for a year. The 7-day taxable equivalent yield is the before-tax yield that would need to be earned from a taxable investment to equal the 7-day yield. The SEC-mandated taxable equivalent yield is computed by dividing the portion of the yield that is tax-exempt by one minus the highest applicable federal income tax rate and adding the product to the portion of the yield that is not tax-exempt, if any. The 'total return' of the Tax-Free Institutional Shares is the change in the value of an investment in the Tax-Free
Institutional Shares over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Tax-Free Institutional Shares over a given period.
                                    [CHART]

Year-by-Year Returns
Tax-Free Institutional Shares
(each full calendar year since inception)

1998   1999   2000   2001
-----  -----  -----  -----
3.18%  2.93%  3.78%  2.45%

For the period from December 31, 2001, through June 30, 2002, the total return for the Tax-Free Institutional Shares was 0.61%. For the three-year period shown in the bar chart, the Tax-Free Institutional Shares' highest return in any calendar quarter was 0.98% (fourth quarter 2000) and its lowest quarterly return was 0.41% (fourth quarter 2001). Past performance offers no indication of how the Tax-Free Institutional Shares will perform in the future.


              Performance for Period Ended December 31, 2001/1/
                                      Average Annual Total Returns

                                                   Since Inception
                                            1 Year  (June 2, 1997)
              Tax-Free Institutional Shares  2.45%           3.13%
              ----------------------------------------------------

 /1/ These figures assume the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

                          Overview of the Tax-Free Series--Institutional Shares


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Tax-Free Institutional Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Tax-Free Institutional Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Tax-Free Institutional Shares. The numbers assume that the Tax-Free Institutional Shares earned an annual return of 5% over the periods shown, that the Tax-Free Institutional Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Tax-Free Institutional Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.


          Annual Fees and Expenses

                                                Percentage of Average
                                                         Daily Assets
          Management Fee                                        0.26%
          -----------------------------------------------------------
          Distribution and Service (12b-1) Fees                  None
          -----------------------------------------------------------
          Other Expenses                                        0.07%
          -----------------------------------------------------------
          Total Fund Operating Expenses                         0.33%
          -----------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
   $34    $106    $185     $418
-------------------------------


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Prime Series--Institutional Shares


OBJECTIVE

The Prime Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning income and maintaining the value of the Prime Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Prime Series seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Prime Series in response to its outlook for interest rates and the economy. The Prime Series follows two policies designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Prime Series buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

.. have received one of the two highest ratings from Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch, Inc.; or

..  are unrated, but are determined to be of similar quality by the Advisor.

PRINCIPAL INVESTMENTS

The Prime Series may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. The Prime Series' investments may include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

.. The Prime Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series may invest only in non-affiliated money market mutual funds that maintain an 'AAA' rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

RISKS

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Prime Series adheres to the following practices:

..  The Advisor limits the average maturity of the securities held by the Prime
   Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.


--------------------------------------------------------------------------------

                      A Detailed Look at the Prime Series--Institutional Shares



.. The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Prime Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Prime Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Prime Series' returns to lag behind those of similar money market funds.
Repurchase Agreement Risk. A repurchase agreement exposes the Prime Series to the risk that the counterparty defaults on its obligation to repurchase the securities. In this circumstance, the Prime Series can lose money because:

.. it might not be able to sell the securities at the agreed-upon time and price; or

..  the securities could lose value before they can be sold.

The Prime Series seeks to reduce this risk by monitoring the creditworthiness of the counterparties. The Prime Series also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Prime Series may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Prime Series' income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.


--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Treasury Series--Institutional Shares


OBJECTIVE

The Treasury Series seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in securities issued by the US Treasury.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning income and maintaining the value of the Treasury Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Treasury Series seeks current income by investing in US Treasury securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Treasury Series in response to its outlook for interest rates and the economy. The Treasury Series follows this policy designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

PRINCIPAL INVESTMENTS

While the Treasury Series may invest, to a limited extent, in repurchase agreements, the Advisor expects that 100% of the Treasury Series will be invested in US Treasury securities. The Treasury Series' investments may include:

..  US Treasury obligations.

..  US government securities that are issued or guaranteed by the US Treasury.

RISKS

Below are set forth some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Treasury Series adheres to the following practices:

.. The Advisor limits the average maturity of the securities held by the Treasury Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

.. The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Treasury Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Treasury Series' returns to lag behind those of similar money market funds.



--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Tax-Free Series--Institutional Shares


OBJECTIVE

The Tax-Free Series seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity by investing in high quality short-term municipal securities.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning tax-free income and maintaining the value of the Tax-Free Series' principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Tax-Free Series seeks tax exempt current income by investing in high quality municipal securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Tax-Free Series in response to its outlook for interest rates and the economy. The Tax-Free Series follows two policies designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Tax-Free Series buys municipal securities and other debt obligations that at the time of purchase:

.. have received one of the two highest ratings from Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch, Inc.; or

..  are unrated, but are determined to be of similar quality by the Advisor.

PRINCIPAL INVESTMENTS

While it is the policy of the Tax-Free Series to invest at least 80% of its assets in securities exempt from federal income tax, the Advisor expects that 100% of the Tax-Free Series will be so invested. The Tax-Free Series invests in high quality, short-term, dollar-denominated municipal securities. The Tax-Free Series' investments may include:

..  Municipal notes and short-term municipal bonds.

..  Variable rate demand notes.

..  Tax-exempt commercial paper.

.. The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series may invest only in non-affiliated money market mutual funds that maintain an 'AAA' rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

RISKS

Below are set forth some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Tax-Free Series adheres to the following practices:

.. The Advisor limits the average maturity of the securities held by the Tax-Free Series to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

.. The Advisor primarily buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Tax-Free Series only buys securities determined by the Advisor to be of high quality with minimal credit risk.


--------------------------------------------------------------------------------

A Detailed Look at the Tax-Free Series--Institutional Shares



Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Tax-Free Series invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Tax-Free Series' returns to lag behind those of similar money market funds.

Special Tax Features. To the extent that the Tax-Free Series invests in taxable securities, a portion of its income would be taxable.


--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
concerning all Series


MANAGEMENT OF THE FUND

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to each series of the Fund. As investment advisor, ICCC makes each series' investment decisions. It buys and sells securities for each series and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties to its affiliate. ICCC received from the Fund a fee equal to 0.25% of the Prime Series' average daily net assets, 0.18% of the Treasury Series' average daily net assets (net of fee waivers) and 0.26% of the Tax-Free Series' average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any series to preserve or enhance the performance of the series. ICCC has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until August 1, 2003 and may be extended. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2002, managed approximately $8.4 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 11:00 am Eastern Time for the Treasury and Tax-Free Series and as of 12:00 pm Eastern Time for the Prime Series.

You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call 1-800-730-1313 for additional information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed at the net asset value next calculated.

.. Orders received after the Fund's close will be processed at the net asset value next calculated on the next day the Fund is open.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.
--------------------------------------------------------------------------------
The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good
Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.


--------------------------------------------------------------------------------

Information Concerning all Series



DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund's policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive any dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares of the Series you own, unless you elect to receive them in cash. To make this election, notify your securities dealer or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other shareholders pay federal, state and local taxes at ordinary income rates on the income dividends distributed by each series. Your taxes will vary from year to year, based on the amount of dividends paid out by each series. Every year the Fund will send you information on the tax status of dividends paid by each series the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

The Prime and Treasury Series each expect that their distributions of income will be taxed at ordinary income rates.

The Tax-Free Series intends to generate and pay to shareholders income that is exempt from federal income tax. The Tax-Free Series may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or alternative minimum tax. Distributions of such income are taxable to you as ordinary income.

Distributions from each series may also be subject to state and local income tax. Many states, however, grant tax-free status to dividends paid from interest earned on direct obligations of the US government, subject to certain restrictions.

Because each series expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale of the shares of the Fund.

By law, each series must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the series to do so.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy Fund shares through your securities dealer or through any financial institution authorized to act as a service agent. Contact them for details on how to enter and pay for your order.

Minimum Account Investments

              Initial investment                        $1,000,000
              Subsequent investments in the same series $        0

There is no minimum initial investment for investment advisory affiliates of Deutsche Bank AG and the Deutsche Asset Management family of funds. The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment and Redemption Program. Your securities dealer or service agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the series you have selected and to redeem shares of the series you own to pay for securities purchases. Contact your securities dealer or service agent for details.

To Redeem Shares

You may redeem the Fund's shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or service agent may require the following documents before redeeming your shares:

.. A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

.. A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. A signature guarantee is simply a certification of your signature--a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor


--------------------------------------------------------------------------------

                                              Information Concerning all Series


  institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and you must provide the original guarantee.

.. Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

The price you receive when you redeem shares will be the net asset value per share of the series you are redeeming.

Important Information about Buying and Selling Shares

.. You may buy and sell shares of the Fund through securities dealers and authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by your securities dealer or service agent. The Fund will accept purchase and sale orders even if the New York Stock Exchange is closed on those days on which the 'Fed wire' is open, the primary trading markets for the Fund are open and the Fund's management believes there is adequate liquidity. The Fund will not accept exchanges from other funds until the New York Stock Exchange is open.

.. The Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. If you redeem sufficient shares to reduce your investment in a series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

.. The Fund reserves the right to reject purchases of Fund shares for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

.. Account Statements and Fund Reports: Generally, your securities dealer or service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. Your securities dealer or service agent will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.


--------------------------------------------------------------------------------

A Detailed Look at the Prime Series--Institutional Shares


The following tables provide a picture of the Prime and Treasury Series' financial performance for the Institutional Shares for the past five fiscal years and the Tax-Free Series' financial performance for the Institutional Shares since inception. The information selected reflects results for a single share of a Series. The total returns in the tables represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling 1-800-730-1313.

Financial Highlights
Prime Institutional Shares
(for a share outstanding
throughout each period)

                                         For the Years Ended March 31,
                                    2002      2001      2000      1999      1998
Per share operating
 performance:

Net asset value, beginning of
 year                             $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Income from investment
 operations

Net investment income            0.0302    0.0610    0.0511    0.0499    0.0519
--------------------------------------------------------------------------------
Distributions to shareholders

Net investment income           (0.0302)  (0.0610)  (0.0511)  (0.0499)  (0.0519)
--------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Total investment return            3.06%     6.28%     5.24%     5.11%     5.31%
--------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $750,110  $671,539  $637,767  $388,447  $317,972
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income              3.01%     6.01%     5.18%     4.98%     5.22%
--------------------------------------------------------------------------------
Expenses                           0.36%     0.34%     0.34%     0.36%     0.42%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                   A Detailed Look at the Treasury Series--Institutional Shares



Financial Highlights
Treasury Institutional Shares
(for a share outstanding
throughout each period)

                                         For the Years Ended March 31,
                                    2002      2001      2000      1999      1998
Per share operating
 performance:

Net asset value, beginning of
 year                             $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Income from investment
 operations

Net investment income            0.0281    0.0571    0.0462    0.0453    0.0489
--------------------------------------------------------------------------------
Distributions to shareholders

Net investment income           (0.0281)  (0.0571)  (0.0462)  (0.0453)  (0.0489)
--------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------
Total investment return            2.85%     5.86%     4.72%     4.63%     5.00%
--------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $199,932  $137,520  $ 98,668  $122,563  $ 98,780
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income              2.71%     5.66%     4.62%     4.54%     4.91%
--------------------------------------------------------------------------------
Expenses after waivers             0.28%     0.26%     0.29%     0.33%     0.34%
--------------------------------------------------------------------------------
Expenses before waivers            0.33%     0.31%     0.34%     0.33%     0.34%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

A Detailed Look at the Tax-Free Series--Institutional Shares



Financial Highlights
Tax-Free Institutional Shares
(for a share outstanding
throughout each period)

                                                                       For the Period
                                                                       June 2, 1997/1/
                                    For the Years Ended March 31,             through
                                    2002      2001      2000      1999 March 31, 1998
Per share operating
 performance:

Net asset value, beginning of
 year                             $1.00     $1.00     $1.00     $1.00           $1.00
-----------------------------------------------------------------------------------------
Income from investment
 operations

Net investment income            0.0200    0.0363    0.0306    0.0303          0.0273
-----------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income           (0.0200)  (0.0363)  (0.0306)  (0.0303)        (0.0273)
-----------------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00           $1.00
-----------------------------------------------------------------------------------------
Total investment return            2.01%     3.69%     3.10%     3.07%           2.76%
-----------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s
 omitted)                      $168,137  $173,956  $117,446  $ 84,600        $ 76,683
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income              1.98%     3.62%     3.09%     3.03%           3.29%/2/
-----------------------------------------------------------------------------------------
Expenses                           0.33%     0.34%     0.35%     0.33%           0.35%/2/
-----------------------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Annualized.


--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated July 31, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information and the annual or semi-annual report, or if you have questions about investing in the Fund, contact your securities dealer or service agent, or write to:

                            Service Center
                            PO Box 219210
                            Kansas City, MO 64121-9210
or call toll-free:
                            1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call the SEC at 202-942-8090.

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.
  Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares   CUSIP
  #014.470.405
  Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares
  014.470.504
  Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares
  014.470.868

Distributed by:
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, Illinois 60606-5808

Investment Company Act File No. 811-3196         BDABCR-1-IN(07/02)
--------------------------------------------------------------------------------

Deutsche Bank Alex. Brown
Cash Reserve Fund, Inc.
PO Box 17250
Baltimore, Maryland 21203
                                                     BULK RATE
                                                    US POSTAGE
                                                       PAID
                                                  Farmingdale, NY
                                                  Permit No. 225

Quality Cash Reserve
Prime Shares




Prospectus


July 31, 2002



[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

Overview
--------------------------------------------------------------------------------
of Quality Cash Reserve Prime Shares
(A Class of the Prime Series of Deutsche Bank Alex. Brown Cash Reserve Fund,
Inc.)

Goal: The Prime Series (the 'Fund') seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Core Strategy: The Fund invests in high quality, short-term money market instruments.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The Fund attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Quality Cash Reserve Prime Shares

Overview of Quality Cash Reserve Prime Shares

               Goal......................................... 2
               Core Strategy................................ 2
               Investment Policies and Strategies........... 2
               Principal Risks of Investing in the Fund..... 3
               Who Should Consider Investing in the Fund.... 3
               Total Returns, After Fees and Expenses....... 4
               Annual Fund Operating Expenses............... 5

A Detailed Look at Quality Cash Reserve
Prime Shares

                      Objective.........................6
                      Strategy..........................6
                      Principal Investments.............6
                      Risks.............................6
                      Management of the Fund............7
                      Calculating the Fund's Share Price7
                      Dividends and Distributions.......8
                      Tax Considerations................8
                      Buying and Selling Fund Shares....8
                      Financial Highlights.............11

--------------------------------------------------------------------------------

                                  Overview of Quality Cash Reserve Prime Shares


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Fund. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value. The Fund's yield can be expected to decline during periods of falling interest rates.

.. An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Fund's portfolio to decline.

..  Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

Quality Cash Reserve Prime Shares may be purchased exclusively through securities dealers that provide certain shareholder services.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

Overview of Quality Cash Reserve Prime Shares


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Quality Cash Reserve Prime Shares by showing changes in the Quality Cash Reserve Prime Shares' performance from year to year. The bar chart shows the Quality Cash Reserve Prime Shares' actual total return for each full calendar year since the Fund began selling Quality Cash Reserve Prime Shares. The table shows the Quality Cash Reserve Prime Shares' average annual total return over the last calendar year, last five years, last ten years and since inception.

As of December 31, 2001, the Quality Cash Reserve Prime Shares' 7-day yield was 1.41%. To learn the current 7-day yield, call 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is an SEC-mandated calculation of the income generated by the Fund over a seven-day period. This amount is then annualized, which means that you assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Fund over a given period.

Year-by-Year Returns
(each full calendar year since inception)

                            [CHART]

1992   1993   1994   1995   1996   1997   1998   1999   2000     2001
-----  -----  -----  -----  -----  -----  -----  -----  -----    -----
2.86%  2.19%  3.36%  5.16%  4.64%  4.70%  4.69%  4.34%  5.61%    3.42%

For the period from December 31, 2001 through June 30, 2002, the total return for the Quality Cash Reserve Prime Shares was 0.55%. For the ten-year period shown in the bar chart, the Quality Cash Reserve Prime Shares' highest return in any calendar quarter was 1.45% (fourth quarter 2000) and its lowest quarterly return was 0.46% (fourth quarter 2001). Past performance offers no indication of how the Fund will perform in the future.

          Performance for Periods Ended December 31, 2001/1/

                                          Average Annual Total Returns
                                                       Since Inception
                               1 Year 5 Years 10 Years   (May 6, 1991)
          Quality Cash Reserve
           Prime Shares         3.42%   4.55%    4.09%           4.14%
          ------------------------------------------------------------
 /1/ These figures assume the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

                                  Overview of Quality Cash Reserve Prime Shares


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Quality Cash Reserve Prime Shares' assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Quality Cash Reserve Prime Shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Quality Cash Reserve Prime Shares. The numbers assume that the Quality Cash Reserve Prime Shares earned an annual return of 5% over the periods shown, that the Quality Cash Reserve Prime Shares' operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Quality Cash Reserve Prime Shares' expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.


          Annual Fees and Expenses

                                                Percentage of Average
                                                         Daily Assets
          Management Fee                                        0.25%
          -----------------------------------------------------------
          Distribution and Service (12b-1) Fees                 0.60%
          -----------------------------------------------------------
          Other Expenses                                        0.11%
          -----------------------------------------------------------
          Total Fund Operating Expenses                         0.96%
          -----------------------------------------------------------


Expense Example

1 Year 3 Years 5 Years 10 Years
   $98    $306    $531   $1,178
-------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Quality Cash Reserve Prime Shares


OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. ('ICCC' or the 'Advisor') gives priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the Fund's average maturity in response to its outlook for interest rates and the economy. The Fund follows two policies designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Fund buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

.. have received one of the two highest ratings from Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch, Inc.; or

..  are unrated, but are determined to be of similar quality by the Advisor.

PRINCIPAL INVESTMENTS

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These may include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

.. The Fund may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Fund. The Fund may invest only in non-affiliated money market mutual funds that maintain an 'AAA' rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

RISKS

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

.. The Advisor limits the average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

--------------------------------------------------------------------------------

                           A Detailed Look at Quality Cash Reserve Prime Shares



.. The Advisor buys securities with remaining maturities of 13 months or less which are less sensitive to interest rate changes than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the counterparty defaults on its obligation to repurchase the securities. In this circumstance, the Fund can lose money because:

.. it might not be able to sell the securities at the agreed-upon time and price; or

..  the securities could lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the counterparties. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MANAGEMENT OF THE FUND

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to the Fund. As investment advisor, ICCC makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreement, and has delegated certain of such duties to its affiliate. ICCC received from the Fund a fee equal to 0.25% of the Fund's average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Fund to preserve or enhance its performance. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2002, managed approximately $8.4 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

CALCULATING THE FUND'S SHARE PRICE

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 12:00 pm Eastern Time.
--------------------------------------------------------------------------------
The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good
Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

--------------------------------------------------------------------------------

A Detailed Look at Quality Cash Reserve Prime Shares



You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call 1-800-730-1313 for additional information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed at the net asset value next calculated.

.. Orders received after the Fund's close will be processed at the net asset value next calculated on the next day the Fund is open.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund's policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive the dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares unless you elect to receive them in cash. To make this election, notify your securities dealer or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other shareholders pay federal, state and local taxes at ordinary income rates on the income dividends distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends paid out by the Fund. Every year the Fund will send you information on the tax status of dividends paid the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale or exchange of the shares of the Fund.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the Fund to do so.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allows it to pay your securities dealer or service agent distribution and other fees for the sale of its shares and for shareholder service. The shares pay a distribution fee equal to 0.60% annually of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy shares through your securities dealer or through any financial institution authorized to act as a service agent. Contact them for details on how to enter and pay for your order.

Minimum Account Investments

                         Initial investment     $1,500
                         Subsequent investments $  100

The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment and Redemption Program. Your securities dealer or service agent may have established a special procedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares and to redeem shares you own to pay for securities purchases. Contact your securities dealer or service agent for details.


--------------------------------------------------------------------------------

                           A Detailed Look at Quality Cash Reserve Prime Shares



To Redeem Shares

You may redeem the Fund's shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or service agent may require the following documents before redeeming your shares:

.. A letter of instruction, if you are redeeming shares worth more than $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

.. A signature guarantee, if you are redeeming shares and you request that the check be mailed to an address other than the one on record. A signature guarantee is simply a certification of your signature--a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and you must provide the original guarantee.

.. Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

The price you receive when you redeem Fund shares will be the shares' net asset value.

Other Redemption Information

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares you own by writing checks in amounts of $250 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You will continue to earn dividends on your shares until the check is presented for payment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or service agent. Canceled checks will not be returned to you.

If the amount of your check exceeds the value of the shares you own, the check will be returned to the payee marked 'non-sufficient funds.' Checks written for amounts less than $250 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or service agent.

If you paid for your purchase of shares by check, receipt of redemption proceeds will be restricted until your check clears or for a period of up to fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or service agent.

Important Information about Buying and Selling Shares

.. You may buy and sell shares of the Fund through securities dealers and authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by your securities dealer or service agent. The Fund will accept purchase and sale orders even if the New York Stock Exchange is closed on those days on which the 'Fed wire' is open, the primary trading markets for the Fund are open and the Fund's management believes there is adequate liquidity. The Fund will not accept exchanges from other funds until the New York Stock Exchange is open.

.. The Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York


--------------------------------------------------------------------------------

A Detailed Look at Quality Cash Reserve Prime Shares


  Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

.. Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

.. Account Statements and Fund Reports: Generally, your securities dealer or service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. Your securities dealer or service agent will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.


--------------------------------------------------------------------------------

                           A Detailed Look at Quality Cash Reserve Prime Shares


The following table provides a picture of the Quality Cash Reserve Prime Shares' financial performance for the past five fiscal years. The information selected reflects results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling 1-800-730-1313.

Financial Highlights
(for a share outstanding throughout each period)

                                                 For the Years Ended March 31,
                                             2002     2001     2000     1999      1998
Per share operating performance:

Net asset value, beginning of year         $1.00    $1.00    $1.00    $1.00     $1.00
--------------------------------------------------------------------------------------
Income from investment operations

Net investment income                     0.0242   0.0547   0.0447   0.0444    0.0465
--------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                    (0.0242) (0.0547) (0.0447) (0.0444)  (0.0465)
--------------------------------------------------------------------------------------
Net asset value, end of year               $1.00    $1.00    $1.00    $1.00     $1.00
--------------------------------------------------------------------------------------
Total investment return                     2.44%    5.61%    4.57%    4.53%     4.75%
--------------------------------------------------------------------------------------
Supplemental data:

Net assets at end of year (000s omitted) $35,595  $49,816  $74,505  $81,945  $226,979
--------------------------------------------------------------------------------------
Ratios to average net assets:
Expenses after waivers                      0.96%    0.97%    0.96%    0.92%     0.96%
--------------------------------------------------------------------------------------
Expenses before waivers                     0.96%    0.97%    0.96%    0.97%     1.02%
--------------------------------------------------------------------------------------
Net investment income                       2.55%    5.47%    4.56%    4.44%     4.66%
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated July 31, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information and the annual or semi-annual report, or if you have questions about investing in the Fund, contact your securities dealer or service agent, or write to:

                            Service Center
                            PO Box 219210
                            Kansas City, MO 64121-9210
or call toll-free:
                            1-800-730-1313

You can find reports and other information about the Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call the SEC at 202-942-8090.

Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.
  Quality Cash Reserve Prime Shares                    CUSIP #014.470.884



Distributed by:
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, Illinois 60606-5808

Investment Company Act File No. 811-3196            QCR-1-PR(07/02)
--------------------------------------------------------------------------------

Quality Cash Reserve
Prime Shares
Deutsche Bank Alex. Brown
Cash Reserve Fund, Inc.
PO Box 17250
Baltimore, Maryland 21203
                                                     BULK RATE
                                                    US POSTAGE
                                                       PAID
                                                  Farmingdale, NY
                                                  Permit No. 225

                                                      Deutsche Asset Management

Deutsche Asset Management Cash Reserve Prime Shares
Class A Shares
Class B Shares
Class C Shares


Supplement dated July 31, 2002 to Prospectus dated August 1, 2001

Effective August 19, 2002, the Fund will become part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares will be known as the 'Scudder Cash Reserve Prime Series Class A, B and C Shares'. In connection with this change, the Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. Shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends.

Prior to August 19, 2002, shareholders holding Prime Series Class A, B and C shares may redeem or exchange their shares as described in the Fund's prospectus. For information regarding redeeming or exchanging Fund shares after August 19, 2002, or purchasing shares of the Scudder Cash Reserve Fund, please refer to the Scudder 'Welcome' Brochure to be mailed on or about August 5, 2002, to Fund shareholders.

[LOGO] Deutsche Bank Group

The following replaces the 'Total Returns, After Fees and Expenses' section on page 4 of the Prospectus:

The following bar chart and table can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in its performance from year to year. The bar chart shows the Class A shares' actual total return for each full calendar year for the past ten years. The table shows Class A shares' average annual total return over the last calendar year, last five years, last ten years and since inception, Class B shares' average annual total return over the last calendar year, last five years and since inception, and Class C shares' average annual total return over the last year and since inception.

As of December 31, 2001, the Class A, Class B, Class C shares' 7-day yield was 1.75%, 1.01% and 1.02%, respectively. The 7-day yield, which is often referred to as the 'current yield' is an SEC-mandated calculation of the income generated by the Fund over a seven-day period. This amount is then annualized, which means that you assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Fund over a given period. To learn the current 7-day yield, call the Transfer Agent at 1-800-730-1313.

                                    [CHART]


Year-by-Year Returns
Class A Shares*
(each full calendar year for the past ten years)

1992   1993   1994   1995   1996   1997   1998   1999   2000   2001
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
3.25%  2.64%  3.81%  5.52%  4.92%  4.99%  4.99%  4.70%  5.94%  3.78%

*For the period from December 31, 2001 through June 30, 2002, the total return for the Class A shares was 0.72%. For the ten-year period shown in the bar chart, the Class A shares' highest return in any calendar quarter was 1.54% (fourth quarter 2000) and its lowest quarterly return was 0.55% (fourth quarter
2001). Past performance is no indication of how the Fund will perform in the future.



            Performance for Periods Ended December 31, 2001
                                        Average Annual Total Returns
                                                               Since
                                   1 Year 5 Years 10 Years Inception
            Class A shares
             (January 5, 1989)/1/   3.77%   4.88%    4.45%     5.16%
            --------------------------------------------------------
            Class B shares
             (April 3, 1995)/1/    -2.00%   3.76%      N/A     4.04%
            --------------------------------------------------------
            Class C shares
             (January 18, 2000)/1/  2.00%     N/A      N/A     4.25%
            --------------------------------------------------------
 /1/ Inception Date. These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges. Since Class B and Class C shares are only available through an exchange of Class B or Class C shares, respectively, from other funds in the fund family, the maximum deferred sales charge for Class B and Class C shares reflected in the total return for each class would apply only if you purchased Class B or Class C shares of another fund in the fund family, exchanged them into Class B or Class C shares, respectively, and then redeemed the shares, all within the time period indicated.


--------------------------------------------------------------------------------

The following replaces the 'Annual Fund Operating Expenses' section on page 5 of the Prospectus:

The Shareholder fees and Annual Fund Operating Expenses table describe the fees and expenses that you may pay if you buy and hold Class A, B or C shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Class A shares are not subject to a sales charge. However, if you exchange Class A shares of another fund in the fund family for Class A shares, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See the section entitled 'Buying and Selling Fund Shares.') /2/ Contingent deferred sales charges decline over time and reach zero after six years. After seven years, Class B shares convert automatically to Class A shares. (See the section entitled 'Buying and Selling Fund Shares.') The period of time you held the shares exchanged into Class B shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.
/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C shares within one year of purchase. (See the section entitled 'Buying and Selling Fund Shares.') The period of time you held the shares exchanged into Class C shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.
/4/ A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.


       Shareholder Fees
       (fees paid directly from your investment)
                                            Class A     Class B  Class C
                                             Shares      Shares   Shares
                                            Initial    Deferred Deferred
                                              Sales       Sales    Sales
                                             Charge      Charge   Charge
       Maximum Sales Charge (Load)
        Imposed on Purchases (as a
        percentage of offering price)          None/1/     None     None
       -----------------------------------------------------------------
       Maximum Deferred Sales Charge
        (Load) (as a percentage of original
        purchase price or redemption
        proceeds, whichever is lower)          None    5.00%/2/ 1.00%/3/
       -----------------------------------------------------------------

       Annual Fund Operating Expenses
       (fees paid directly from your investment)

                                                    Percentage of Average
                                                         Daily Net Assets
                                            Class A  Class B    Class C
       Management Fees                        0.25%   0.25%      0.25%
       ------------------------------------------------------------------
       Distribution and/or Service
        (12b-1) fees                          0.25%   0.75%      0.75%
       ------------------------------------------------------------------
       Other Expenses (including a 0.25%
        shareholder servicing fee for Class
        B and Class C shares)                 0.11%   0.36%/4/   0.36%/4/
       ------------------------------------------------------------------
       Total Fund Operating Expenses          0.61%   1.36%      1.36%
       ------------------------------------------------------------------

Expense Example


                 You would pay the following expenses if you redeemed your shares:

                                  1 Year  3 Years  5 Years  10 Years
                 Class A shares     $ 62     $195     $340    $  762
                 ----------------------------------------------------
                 Class B shares     $638     $731     $945    $1,333
                 ----------------------------------------------------
                 Class C shares     $238     $431     $745    $1,635
                 ----------------------------------------------------


                 You would pay the following expenses if you did not redeem your shares:

                                 1 Year  3 Years  5 Years  10 Years
                 Class A shares    $ 62     $195     $340    $  762
                 ---------------------------------------------------
                 Class B shares    $138     $431     $745    $1,333
                 ---------------------------------------------------
                 Class C shares    $138     $431     $745    $1,635
                 ---------------------------------------------------


--------------------------------------------------------------------------------

The following information supplements the 'Management of the Fund' section on page 7 of the Prospectus:

ICCC provides a full range of investment advisory and administrative services and, as of June 30, 2002, managed approximately $8.4 billion in assets. ICCC also serves as the Fund's transfer agent.

The following supplements the 'Important Information about Buying and Selling Fund shares' section on page 11 of the Prospectus:

The Fund will accept purchase and sale orders, even if the New York Stock Exchange is closed, on those days on which the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity. The Fund will not accept exchanges from other funds unless the New York Stock Exchange is open.

The following replaces the 'Financial Highlights' tables appearing on pages 13 through 15 of the Prospectus:


Financial Highlights
Class A Shares
(for a share outstanding throughout
each period)

                                                For the Years Ended March 31,
                                             2002     2001     2000     1999     1998
Per share operating performance:

Net asset value, beginning of year         $1.00    $1.00    $1.00    $1.00    $1.00
-------------------------------------------------------------------------------------
Income from investment operations

Net investment income                     0.0277   0.0579   0.0483   0.0474   0.0494
-------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                    (0.0277) (0.0579) (0.0483) (0.0474) (0.0494)
-------------------------------------------------------------------------------------
Net asset value, end of year               $1.00    $1.00    $1.00    $1.00    $1.00
-------------------------------------------------------------------------------------
Total investment return                     2.80%    5.95%    4.94%    4.85%    5.05%
-------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)   $11,524  $11,882  $16,214  $13,028   $7,737
-------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       2.81%    5.73%    4.89%    4.67%    4.94%
-------------------------------------------------------------------------------------
Expenses                                    0.61%    0.61%    0.63%    0.63%    0.67%
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


Financial Highlights
Class B Shares
(for a share outstanding throughout
each period)

                                                For the Years Ended March 31,
                                             2002     2001     2000     1999     1998
Per share operating performance:

Net asset value, beginning of year         $1.00    $1.00    $1.00    $1.00    $1.00
-------------------------------------------------------------------------------------
Income from investment operations

Net investment income                     0.0202   0.0505   0.0406   0.0400   0.0418
-------------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                    (0.0202) (0.0505) (0.0406) (0.0400) (0.0418)
-------------------------------------------------------------------------------------
Net asset value, end of year               $1.00    $1.00    $1.00    $1.00    $1.00
-------------------------------------------------------------------------------------
Total investment return                     2.04%    5.17%    4.14%    4.07%    4.27%
-------------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)   $10,761  $11,975   $2,980   $2,356     $184
-------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       2.01%    5.00%    4.14%    3.92%    4.18%
-------------------------------------------------------------------------------------
Expenses                                    1.36%    1.39%    1.38%    1.37%    1.42%
-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------


Financial Highlights
Class C Shares
(for a share outstanding throughout
each period)

                                                                 For the Period
                                         For the Years Ended January 18, 2000/1/
                                              March 31,                 through
                                              2002      2001     March 31, 2000
Per share operating performance:

Net asset value, beginning of year       $   1.00  $   1.00            $   1.00
-----------------------------------------------------------------------------------
Income from investment operations

Net investment income                      0.0202    0.0515              0.0115
-----------------------------------------------------------------------------------
Distributions to shareholders

Net investment income                     (0.0202)  (0.0515)            (0.0115)
-----------------------------------------------------------------------------------
Net asset value, end of year             $   1.00  $   1.00            $   1.00
-----------------------------------------------------------------------------------
Total investment return                      2.04%     5.28%               1.15%
-----------------------------------------------------------------------------------
Supplemental data and ratios:

Net assets, end of year (000s omitted)   $    679  $  1,592            $    779
-----------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        2.16%     5.07%               6.00%/2/
-----------------------------------------------------------------------------------
Expenses                                     1.36%     1.34%               0.31%/2/
-----------------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Annualized.


--------------------------------------------------------------------------------

              Please Retain This Supplement for Future Reference



CUSIPs:
251.521.209
251.521.308
251.521.100                                         SUPPBDCASH1 (07/02)

                                                       Deutsche Asset Management




                                                                     Mutual Fund
                                                                      Prospectus
                                                                   August 1,2001



                                                         Class A, B and C Shares


Cash Reserve Prime Shares


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                                 A Member of the

                                                      Deutsche Bank Group [LOGO]

Overview
--------------------------------------------------------------------------------
of Deutsche Asset Management Cash Reserve Prime Shares--
Class A, B and C

Goal: The Prime Series (the `Fund') seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Core Strategy: The Fund invests in high quality, short-term money market instruments.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its objective by investing in high quality money market instruments, maintaining an average maturity of 90 days or less. The
Fund attempts to maintain a stable price of $1.00 per share by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C

Overview of Deutsche Asset Management Cash Reserve Prime Shares

Goal........................................................................   2
Core Strategy...............................................................   2
Investment Policies and Strategies..........................................   2
Principal Risks of Investing in the Fund....................................   3
Who Should Consider Investing in the Fund...................................   3
Total Returns, After Fees and Expenses......................................   4
Annual Fund Operating Expenses..............................................   5

A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares

Objective...................................................................   6
Strategy....................................................................   6
Principal Investments.......................................................   6
Risks.......................................................................   6
Management of the Fund......................................................   7
Calculating the Fund's Share Price..........................................   7
Dividends and Distributions.................................................   8
Tax Considerations..........................................................   8
Buying and Selling Fund Shares..............................................   8
Financial Highlights........................................................  13

--------------------------------------------------------------------------------

Overview of Deutsche Asset Management Cash Reserve Prime Shares--
Class A, B and C


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 per share, there are risks associated with investing in the Fund. For example:

.. A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value. The Fund's yield can be expected to decline during periods of falling interest rates.

.. An issuer's creditworthiness could decline, which in turn may cause the value of that issuer's securities in the Fund's portfolio to decline.

..  Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking income from your investment while minimizing the risk of loss of principal and maintaining liquidity.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

Deutsche Asset Management Cash Reserve Prime Class A Shares are available through your securities dealer or the Deutsche Asset Management Service Center. Deutsche Asset Management Cash Reserve Prime Class B Shares are available only through the exchange of Class B shares of other funds in the Deutsche Asset Management family of funds. Deutsche Asset Management Cash Reserve Prime Class C Shares are available only through the exchange of Class C shares of other funds in the Deutsche Asset Management family of funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

Overview of Deutsche Asset Management Cash Reserve Prime Shares--Class A, B, and C


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in its performance from year to year. The bar chart shows the Class A shares' actual total return for each full calendar year for the past ten years. The table shows Class A shares' average annual total return over the last calendar year, last five years, last ten years and since inception and Class B shares' average annual total return over the last calendar year, last five years and since inception.

As of December 31, 2000, the Class A and Class B shares' 7-day yield was 6.06% and 5.38%, respectively. To learn the current 7-day yield, call the Deutsche Asset Management Service Center at 1-800-730-1313.

No performance information is provided for the Class C shares because they have not been offered for a full calendar year. However, performance of the Class C shares is expected to be similar to that of the Fund's other classes and will differ only to the extent that Class C shares have different expenses.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the `current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that you assume the Fund generates the same income every week for a year. The `total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual total returns are calculated by averaging the year-by-year returns of the Fund over a given period.

Year-by-Year Returns
Class A Shares
(each full calendar year for the past ten years)

                                    [GRAPH]

                              1991          5.68%
                              1992          3.25%
                              1993          2.64%
                              1994          3.81%
                              1995          5.52%
                              1996          4.92%
                              1997          4.99%
                              1998          4.99%
                              1999          4.70%
                              2000          5.94%

For the period from December 31, 2000 through June 30, 2001, the total return for the Class A Shares was 2.37%. For the ten-year period shown in the bar chart, the Class A Shares' highest return in any calendar quarter was 1.63% (first quarter 1991) and its lowest quarterly return was 0.64% (second quarter
1993). Past performance offers no indication of how the Fund will perform in the future.


 Performance for Periods Ended December 31, 2000

                               Average Annual Total Returns
                    1 Year 5 Years 10 Years Since Inception
  Class A shares
   (January 5,
   1989)/1/          5.94%   5.11%    4.64%           5.28%
 ----------------------------------------------------------
  Class B shares
   (April 3,
   1995)/1/          0.15%   3.98%      N/A           4.08%
 ----------------------------------------------------------

 /1/ Inception Date. These figures assume the reinvestment of dividends and capital gains distributions and include the impact of the maximum sales charges. Since Class B shares are only available through exchange of Class B shares from other Deutsche Asset Management funds, the 5% maximum deferred sales charge reflected in the total return for Class B shares would apply only if you purchased Class B shares of another Deutsche Asset Management fund, exchanged them into Class B shares and then redeemed the Class B shares, all within the time period indicated.
--------------------------------------------------------------------------------

Overview of Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and
C


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold Fund shares.

Expense Example: The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and that you redeem your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
/1/ Class A shares are not subject to a sales charge. However, if you exchange Class A shares of another Deutsche Asset Management fund for Class A shares, you will retain liability for any contingent deferred sales charge due on such shares upon redemption. (See the section entitled `Buying and Selling Fund Shares.')
/2/ Contingent deferred sales charges decline over time and reach zero after six years. After seven years, Class B shares convert automatically to Class A shares. (See the section entitled `Buying and Selling Fund Shares.') The period of time you held the shares exchanged into Class B shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.
/3/ You will be required to pay a contingent deferred sales charge if you redeem your Class C shares within one year of purchase. (See the section entitled `Buying and Selling Fund Shares.') The period of time you held the shares exchanged into Class C shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.
/4/ A portion of the shareholder servicing fee is allocated to member firms of the National Association of Securities Dealers, Inc. and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.

 Shareholder Fees
 (fees paid directly from your investment)

                                 Class A     Class B     Class C
                                  Shares      Shares      Shares
                                 Initial    Deferred    Deferred
                                   Sales       Sales       Sales
                                  Charge      Charge      Charge

  Maximum Sales Charge (Load)
   Imposed on
   Purchases                        None/1/     None        None
 ---------------------------------------------------------------
  Maximum Deferred Sales Charge
   (as a
   percentage of
   original
   purchase price
   or redemption
   proceeds,
   whichever is
   lower)                           None       5.00%/2/    1.00%/3/
 ---------------------------------------------------------------


 Annual Fees and Expenses
 (expenses paid from Fund assets)

                       Percentage of Average
                            Daily Net Assets
                     Class A Class B    Class C

  Management Fees      0.25%   0.25%      0.25%
 -------------------------------------------------
  Distribution
   and/or Service
   (12b-1) Fees        0.25%   0.75%      0.75%
 -------------------------------------------------
  Other Expenses
   (including a
   0.25%
   shareholder
   servicing fee
   for Class B and
   Class C shares)     0.11%   0.39%/4/   0.34%/4/
 -------------------------------------------------
  Total Fund
   Operating
   Expenses            0.61%   1.39%      1.34%
 -------------------------------------------------

Expense Example


 You would pay the following expenses if you redeemed your shares:

                  1 Year 3 Years 5 Years 10 Years

  Class A shares    $ 62    $195    $340   $  762
 ------------------------------------------------
  Class B shares    $642    $740    $961   $1,355
 ------------------------------------------------
  Class C shares    $236    $425    $734   $1,613
 ------------------------------------------------


 You would pay the following expenses if you did not redeem your shares:

                  1 Year 3 Years 5 Years 10 Years

  Class A shares    $ 62    $195    $340   $  762
 ------------------------------------------------
  Class B shares    $142    $440    $761   $1,355
 ------------------------------------------------
  Class C shares    $136    $425    $734   $1,613
 ------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
-------------------------------------------------------------------------------
at Deutsche Asset Management Cash Reserve Prime Shares-- Class A, B and C

OBJECTIVE

The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in high quality short-term money market instruments.

While Investment Company Capital Corp. (`ICCC' or the `Advisor') gives priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US Treasury obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains an average maturity of 90 days or less. The Advisor actively adjusts the average maturity of the Fund in response to its outlook for interest rates and the economy. The Fund follows two policies designed to maintain a stable share price:

.. Securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase or have features that reduce their maturities to 397 days or less at the time of purchase.

.. The Fund buys US Treasury obligations, money market instruments and other debt obligations that at the time of purchase:

 . have received one of the two highest ratings from Moody's Investors Service, Inc., Standard & Poor's Ratings Group or Fitch, Inc.; or

 .  are unrated, but are determined to be of similar quality by the Advisor.

PRINCIPAL INVESTMENTS

The Fund may invest in high quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These may include:

.. Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, bankers' acceptances, commercial paper, variable rate demand notes, funding agreements and US Treasury obligations. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

.. US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

.. Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

.. Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

.. The Fund may invest up to 10% of its total assets in non-affiliated money market mutual funds with investment objectives and policies that are comparable to those of the Fund. The Fund may invest only in non-affiliated money market mutual funds that maintain an `AAA' rating by a nationally recognized statistical ratings organization.

The Advisor limits exposure to any one issuer.

RISKS

Set forth below are some of the prominent risks associated with money market mutual funds, and the Advisor's approaches to limit them. Although the Advisor attempts to assess the likelihood that these risks may actually occur and to limit them, there is no guarantee that it will succeed.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

..  The Advisor limits the average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.
-------------------------------------------------------------------------------

   A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C


..  The Advisor buys securities with remaining maturities of 13 months or less.
   This reduces the risk to the Fund that the issuer's creditworthiness will change.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys securities determined by the Advisor to be of high quality with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities the Advisor has selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

..  it cannot sell the securities at the agreed-upon time and price; or

..  the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

Board of Directors. A Board of Directors supervises all of the Fund's activities on behalf of the Fund's shareholders.

Investment Advisor. Under the supervision of the Board of Directors, Investment Company Capital Corp., with headquarters at One South Street, Baltimore, MD 21202, acts as the investment advisor to the Fund. As investment advisor, ICCC makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. ICCC is also responsible for selecting brokers and for negotiating brokerage commissions and dealer charges. ICCC may delegate its duties under the Advisory Agreement, and has delegated certain of such duties to its affiliate. ICCC received from the Fund a fee equal to 0.25% of the Fund's average daily net assets for its services in the last fiscal year. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to the Fund to preserve or enhance its performance. ICCC may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

ICCC provides a full range of investment advisory and administrative services, and as of June 30, 2001, managed approximately $12 billion in assets.

ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

CALCULATING THE FUNDS SHARE PRICE

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 12:00 pm Eastern Time.

You can find the Fund's daily share price in the mutual fund listings of most major newspapers and on Deutsche Asset Management's web site: www.deam-us.com.

On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may
--------------------------------------------------------------------------------
The Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good
Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
--------------------------------------------------------------------------------
                                       7

A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C

close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the bond markets close early, the Fund may also close early. You may call the Deutsche Asset Management Service Center at 1-800-730-1313 for additional information about whether the Fund will close early before a particular holiday. On days the Fund closes early:

.. All orders received prior to the Fund's close will be processed at the net asset value next calculated.

.. Orders received after the Fund's close will be processed at the net asset value next calculated on the next day the Fund is open.

The Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities it buys and rounds the per share net asset value to the nearest whole cent. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. The Fund's net asset value will normally be $1.00 per share. There can be no assurance, however, that this will always be the case.

DIVIDENDS AND DISTRIBUTIONS

Normally, the Fund's policy is to declare dividends from its net income daily and pay the dividends to shareholders monthly. The Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. You will not receive the dividends declared on the day you sell your shares.

The Fund may also pay dividends at other times if necessary for the Fund to avoid federal income or excise tax. All dividends are automatically invested in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other shareholders pay federal, state and local taxes at ordinary income rates on the income dividends distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends paid out by the Fund. Every year the Fund will send you information on the tax status of dividends paid the previous year. You may owe the taxes whether you receive cash or choose to have dividends reinvested.

Because the Fund expects to maintain a $1.00 net asset value per share, you should not expect to have any gain or loss on the sale or exchange of the shares of the Fund.

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certification required by the IRS, or if the IRS instructs the Fund to do so.

Distribution and Shareholder Servicing Plans

The Fund has adopted plans under Rule 12b-1 that allow it to pay your service agent distribution and other fees for the sale of its shares and for shareholder service. In addition, the Fund may pay shareholder servicing fees on Class B and C shares. Class A shares pay a distribution fee equal to 0.25% annually of average daily net assets. Class B and C shares pay a distribution fee equal to 0.75% annually of average daily net assets and a shareholder servicing fee equal to 0.25% annually of average daily net assets. Because these fees are paid out of the Fund's net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING AND SELLING FUND SHARES

To Purchase Shares

You may buy Class A shares of the Fund through your service agent. Contact your service agent for details on how to enter and pay for your order. You may also buy Class A shares by contacting the Deutsche Asset Management Service Center directly. Contact the Service Center at 1-800-730-1313 for details.
--------------------------------------------------------------------------------

   A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C


Minimum Account Investments

Initial investment in Class A shares                                    $2,000
Initial investment in Class B and C shares (available only through exchange from other Deutsche Asset Management funds' Class B and C
 shares)                                                                $  500
Subsequent investments                                                  $  100
IRA account, initial investment (there is no minimum for subsequent
 investments)                                                           $1,000
Initial investment for shareholders of other Deutsche Asset Management
 funds' Class A, B and C shares                                         $  500
Automatic Investment Plan, initial investment                           $  250
 Weekly, semi-monthly or monthly plan subsequent investments            $  100
 Quarterly plan subsequent investments                                  $  250
 Semi-annual or annual plan subsequent investments                      $  500
Minimum investment for qualified retirement plans (such as 401(k),
 pension or profit sharing plans)                                       $    0
Minimum account balance:
 Non-retirement account                                                 $  500
 IRA account                                                            $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their sole discretion, to waive or reduce the investment minimums.

Automatic Investment Plan. You may elect to make a regular weekly, semi-monthly, monthly, quarterly, semi-annual or annual investment in Class A shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Service Center, it will be invested at that day's offering price in Class A shares. Either you or the Fund may discontinue your participation upon 30 days' notice. You may discontinue your plan, change the plan's dollar amount, frequency or investment date by contacting the Service Center. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the application or contact your service agent or the Service Center.

To Redeem Shares

You may redeem any class of the Fund's shares through your service agent. Contact your service agent for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Service Center by mail or by telephone. Refer to the section entitled "Telephone Transactions" for more information on this method of redemption.

Your service agent or the Service Center may require the following documents before redeeming your shares:

..  A letter of instruction, if you are redeeming shares worth more than
     ---------------------
   $100,000. The letter must specify your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all account owners of the shares exactly as their names appear on the account.

..  A signature guarantee, if you are redeeming shares and you request that the
     -------------------
   check be mailed to an address other than the one on record. You can obtain one from most banks or service agents.

..  Any additional documents that may be required if your account is in the name
       --------------------
of a corporation, partnership, trust or fiduciary.

Other Redemption Information

Systematic Withdrawal Plan. If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly, quarterly, semi-annually or annually under the Fund's Systematic Withdrawal Plan. The minimum withdrawal amount is $100. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions, except as noted below under "Waiver of Sales Charge." Contact your service agent or the Service Center for more information on this plan.

Telephone Transactions. You are automatically entitled to telephone transaction privileges, but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center. You may contact the Service Center during its regular hours, which are normally 8:30 am to 7:00 pm (Eastern time), every business day.

The Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that the Service Center reasonably believes to be genuine. Your telephone transaction request will be recorded.
--------------------------------------------------------------------------------
                                       9

A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C


Purchases by Exchange

You may exchange Class A, B or C shares of certain Deutsche Asset Management funds for an equal dollar amount of Class A, B or C shares, respectively, without payment of a sales charge or any other charge, up to four times per calendar year. You may enter both your redemption and purchase orders on the same business day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice. Your purchase order might not be accepted if the Fund determines that your purchase would be detrimental to the interests of shareholders. (See the section entitled 'Important Information about Buying and Selling Shares.')

You may request an exchange through your service agent. Contact your service agent for details on how to enter your order. Before exchanging shares, you should obtain a copy of that fund's prospectus and read it carefully. If you have an account with the Fund that is in your name, you may also request an exchange directly through the Service Center.

Please note the following:

.. The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

.. You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

.. Any deferred sales charge will continue to be measured from the time of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower deferred sales charge, your sales charge will not be reduced.

.. If your shares are in a taxable account, you may have to pay taxes on the exchange.

.. Your exchange must meet the minimum investment amount for the class of shares of the fund being purchased.

Redemption Price

The amount of any applicable deferred sales charge will be deducted from your redemption price according to the following schedule:


                    Sales Charge as a Percentage of the
                      Dollar Amount Subject to Charge
                  (as a % of the Lesser of Cost or Value)
  Years Since
  Purchase      Class A Shares Class B Shares Class C Shares
  First                   None          5.00%          1.00%
 -----------------------------------------------------------
  Second                  None          4.00%           None
 -----------------------------------------------------------
  Third                   None          3.00%           None
 -----------------------------------------------------------
  Fourth                  None          3.00%           None
 -----------------------------------------------------------
  Fifth                   None          2.00%           None
 -----------------------------------------------------------
  Sixth                   None          1.00%           None
 -----------------------------------------------------------
  Thereafter              None           None           None
 -----------------------------------------------------------

Determination of Deferred Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

.. No sales charge will be applied to Class A shares unless they were purchased as part of an exchange from Class A shares of another Deutsche Asset Management fund.

.. No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

.. If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

..  If you acquired your shares through an exchange of shares of another
   Deutsche Asset Management fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase. If you bought your shares prior to May 7, 2001, you will pay the sales charge in effect at the time of your original purchase.

.. The sales charge is applied to the lesser of the cost of the shares or their value at the time of your redemption. Therefore, you do not pay a sales charge on amounts representing appreciation.

Waiver of Sales Charge. You may redeem shares without paying a deferred sales charge under any of the following circumstances:

1) If you are exchanging your Class B or C shares for Class B or C shares of another Deutsche Asset Management fund of the same class.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.
--------------------------------------------------------------------------------

   A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C


3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

 (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

 (ii) Either you or your representative notifies your service agent or the Service Center that these circumstances exist.

Automatic Conversion of Class B Shares. Your Class B shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A shares seven years after your purchase. If you purchased your shares prior to January 18, 2000, your Class B shares will be converted to Class A shares six years after your purchase. This automatic conversion will be made on the basis of the relative net asset values of the classes and, under current US tax laws, will not be a taxable event to you.

Important Information about Buying and Selling Shares

..  You may buy and sell shares of the Fund through authorized service agents.
   The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

.. The Fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

.. The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days while the Fund waits for your check to clear.

.. Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

.. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

.. The Fund reserves the right to close your account on 60 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.

.. The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

.. You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. The Service Center will not accept purchase and sale orders on New York Stock Exchange holidays. The Service Center will close at the same time as the New York Stock Exchange on days when the New York Stock Exchange closes early. If you are unable to reach the Service Center by telephone, you should make your request by mail.

.. The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

..  Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.
--------------------------------------------------------------------------------

A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C


..  Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its holdings and its investing strategies.
--------------------------------------------------------------------------------

   A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class
                                                                      A, B and C


The following tables provide a picture of the Fund's financial performance for the past five fiscal years for Class A and Class B shares and since commencement of operations for Class C shares. The information selected reflects results for a single Fund share. The total returns in the tables represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling 1-800-730-1313.

 Financial Highlights
 Class A Shares
 (for a share outstanding throughout each period)

                                           For the Years Ended March 31,
                                  2001         2000         1999        1998        1997
  Per share operating
   performance:
  Net asset value,
   beginning of year             $1.00        $1.00        $1.00       $1.00       $1.00
 ----------------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income         0.0579       0.0483       0.0474      0.0494      0.0478
 ----------------------------------------------------------------------------------------
  Distributions to
   shareholders
  Net investment income        (0.0579)     (0.0483)     (0.0474)    (0.0494)    (0.0478)
 ----------------------------------------------------------------------------------------
  Net asset value, end of
   year                          $1.00        $1.00        $1.00       $1.00       $1.00
 ----------------------------------------------------------------------------------------
  Total investment return         5.95%        4.94%        4.85%       5.05%       4.88%
 ----------------------------------------------------------------------------------------
  Supplemental data and
   ratios:
  Net assets, end of year  $11,881,559  $16,214,395  $13,028,272  $7,736,785  $6,521,574
 ----------------------------------------------------------------------------------------
  Ratios to average net
   assets:
  Net investment income           5.73%        4.89%        4.67%       4.94%       4.78%
 ----------------------------------------------------------------------------------------
  Expenses                        0.61%        0.63%        0.63%       0.67%       0.63%
 ----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class A, B and C


 Financial Highlights
 Class B Shares
 (for a share outstanding throughout each period)

                                        For the Years Ended March 31,
                                  2001        2000        1999      1998      1997

  Per share operating
   performance:
  Net asset value,
   beginning of year             $1.00       $1.00       $1.00     $1.00     $1.00
 ----------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income         0.0505      0.0406      0.0400    0.0418    0.0414
 ----------------------------------------------------------------------------------
  Distributions to
   shareholders
  Net investment income        (0.0505)    (0.0406)    (0.0400)  (0.0418)  (0.0414)
 ----------------------------------------------------------------------------------
  Net asset value, end of
   year                          $1.00       $1.00       $1.00     $1.00     $1.00
 ----------------------------------------------------------------------------------
  Total investment return         5.17%       4.14%       4.07%     4.27%     4.22%
 ----------------------------------------------------------------------------------
  Supplemental data and
   ratios:
  Net assets, end of year  $11,975,189  $2,979,619  $2,355,863  $184,382  $227,098
 ----------------------------------------------------------------------------------
  Ratios to average net
   assets:
  Net investment income           5.00%       4.14%       3.92%     4.18%     4.14%
 ----------------------------------------------------------------------------------
  Expenses                        1.39%       1.38%       1.37%     1.42%     1.38%
 ----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   A Detailed Look at Deutsche Asset Management Cash Reserve Prime Shares--Class
                                                                      A, B and C


 Financial Highlights
 Class C Shares
 (for a share outstanding throughout each period)

                                                             For the Period
                                                        January 18, 2000/1/
                                    For the Year Ended              through
                                        March 31, 2001       March 31, 2000
  Per share operating performance:
  Net asset value, beginning of
   period                                        $1.00                $1.00
 ------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income                         0.0515               0.0115
 ------------------------------------------------------------------------------
  Distributions to shareholders
  Net investment income                        (0.0515)             (0.0115)
 ------------------------------------------------------------------------------
  Net asset value, end of period                 $1.00                $1.00
 ------------------------------------------------------------------------------
  Total investment return                         5.28%                1.15%
 ------------------------------------------------------------------------------
  Supplemental data and ratios:
  Net assets, end of period                 $1,592,020             $778,515
 ------------------------------------------------------------------------------
  Ratios to average net assets:
  Net investment income                           5.07%                6.00%/2/
 ------------------------------------------------------------------------------
  Expenses                                        1.34%                0.31%/2/
 ------------------------------------------------------------------------------

 /1/ Commencement of operations.
 /2/ Annualized.
--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated August 1, 2001, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in the Fund, write to:

                   Deutsche Asset Management Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
or call toll-free: 1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the Public Reference Room, call the SEC at 202-942-8090.

Deutsche Asset Management Cash Reserve Prime Shares

Class A Shares                                                CUSIP #251.521.209
Class B Shares                                                       251.521.308
Class C Shares                                                       251.521.100
                                                                  BDCASHPRO
                                                                  (08/01)

Distributed by:
ICC Distributors, Inc.                                             811-3196
Two Portland Square
Portland, ME 04101

                       STATEMENT OF ADDITIONAL INFORMATION

                DEUTSCHE BANK ALEX. BROWN CASH RESERVE FUND, INC.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ
    IN CONJUNCTION WITH A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL
  REPORT, WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND EACH ANNUAL REPORT MAY BE OBTAINED
 WITHOUT CHARGE FROM YOUR SECURITIES DEALER, OR SHAREHOLDER SERVICING AGENT, OR BY WRITING OR CALLING THE FUND AT PO BOX 17250, BALTIMORE, MARYLAND 21203, (800)
                                    730-1313.

             Statement of Additional Information dated July 31, 2002

               Relating to Prospectuses dated, July 31, 2002 for:

                Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.

                               Cash Reserve Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                           Quality Cash Reserve Shares
                                 (Prime Series)

                                       and

                            Cash Reserve Prime Shares
               (Formerly Flag Investors Cash Reserve Prime Shares)
                            (Class A, B and C Shares)

                                TABLE OF CONTENTS

                                                                                      Page
Introduction .......................................................................     2
The Fund and Its Shares ............................................................     2
Investment Program .................................................................     3
Investment Restrictions ............................................................     7
Share Purchases and Redemptions ....................................................     8
Dividends and Taxes ................................................................     9
Management of the Fund .............................................................    12
Information Concerning Directors and Officers ......................................    13
The Investment Advisor .............................................................    20
Distributor ........................................................................    21
Portfolio Transactions .............................................................    24
Semi-Annual and Annual Reports .....................................................    26
Independent Accountants ............................................................    26
Legal Matters ......................................................................    26
Transfer Agent, Custodian and Accounting Services ..................................    26
Principal Holders of Securities ....................................................    27
Current Yield ......................................................................    29
Financial Statements ...............................................................    29
Appendix A .........................................................................   A-1

                                  INTRODUCTION

     Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. (formerly, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.) (the `Fund') is a mutual fund. The rules and regulations of the Securities and Exchange Commission (the `SEC') require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are four separate Prospectuses for the Fund's shares. These Prospectuses may be obtained without charge from your Participating Dealer or Shareholder Servicing Agent or by writing the Fund, PO Box 17250, Baltimore, Maryland 21203. Investors may also call (800) 730-1313. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term `Prospectus' as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             THE FUND AND ITS SHARES

     The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, (the `1940 Act') and its shares are registered under the Securities Act of 1933 (the `1933 Act'). The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

     The Fund offers three series of shares (each such series is referred to herein as a `Series' and collectively as the `Series'):

     .  Prime Series

     .  Treasury Series

     .  Tax-Free Series

     There are currently six classes of the Prime Series, designated as the Deutsche Bank Alex. Brown Cash Reserve Prime Shares, the Cash Reserve Prime Class A Shares (formerly, Flag Investors Cash Reserve Prime Class A Shares), the Cash Reserve Prime Class B Shares (formerly, Flag Investors Cash Reserve Prime Class B Shares), the Cash Reserve Prime Class C Shares (formerly, Flag Investors Cash Reserve Prime Class C Shares), the Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares and the Quality Cash Reserve Prime Shares. Prior to April 9, 2001 the Cash Reserve Prime Class A, B and C Shares were known as the Flag Investors Cash Reserve Prime Class A, B and C Shares. Effective August 19, 2002, the Fund will become part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares will be known as the "Scudder Cash Reserve Prime Series Class A, B and C Shares". In connection with this change, Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. Shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends. There are currently two classes of the Treasury Series, designated as the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares and the Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares. There are currently two classes of the Tax-Free Series, designated as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares and the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares. Effective May 7, 2001, Deutsche Asset Management changed the name of its `Flag Investors' family of mutual funds to `Deutsche Asset Management'. As a result, certain classes of the Fund have changed their names. This change resulted in modifications to the presentation of prospectuses, periodic reports and other publications on behalf of certain classes of the Fund.

     The term `majority of the outstanding shares' of either the Fund or a particular Series or class means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

     Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

     The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

     The Fund's Articles of Incorporation authorize the issuance of shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.

     The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under `Expenses.' While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See `Expenses.'

     The Fund's charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter also authorizes the purchase of liability insurance on behalf of the directors and officers.

     The Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.

     Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

                               INVESTMENT PROGRAM

Each Series investment policy may be changed by the Board of Directors upon 60 days written notice to shareholders:

Treasury Series

     The Treasury Series may invest in securities issued or guaranteed by the U.S. Government including U.S. Treasury securities such as bills, notes, bonds and other obligations. The Treasury Series may also invest, to a limited extent, in repurchase agreements collateralized by U.S. Government securities and in adjustable rate obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements. The Treasury Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

     The Treasury Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series will invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a nationally recognized statistical ratings organization (`NRSRO').

Prime Series

     The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations and repurchase agreements collateralized by U.S. Treasury securities. The Prime Series may also invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government

(e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Fannie Mae).

     The Prime Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series will invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a nationally recognized statistical ratings organization (`NRSRO').

     The Prime Series may invest in highly rated insurance company funding agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows the Fund to return it to the insurance company prior to maturity. The Fund will purchase funding agreements with unconditional puts of 30 or 90 days or less. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. The Fund will only purchase funding agreements with counterparty ratings of A1+ by S&P or P1 by Moody's. Funding agreements are considered `illiquid' securities and will count towards the 10% maximum limit that may be held by the Prime Series. The Fund anticipates investing only 3-4% of the Prime Series' assets in these instruments.

     The Prime Series may also invest in a broad range of commercial and bank obligations that the Fund's investment advisor (the `Advisor'), under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for an `Eligible Security' as defined in Rule 2a-7 under the 1940 Act as described below.

     The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an `Eligible Security' (as defined in Rule 2a-7 under the 1940 Act as described below). Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Prime Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     The Prime Series may also invest in bank instruments consisting mainly of certificates of deposit and bankers' acceptances that (i) are issued by U.S. and foreign banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation. For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Directors, deems the instruments to present minimal credit risk, the Prime Series may invest in obligations of foreign banks or foreign branches of U.S. banks which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada. Investments in these obligations may entail risks that are different from those of investments in obligations of domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     The Prime Series may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Directors, to be of comparable quality and are rated in the top three highest long-term rating categories by a NRSRO rating such security.

Tax-Free Series

     The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities (`private activity bonds'); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

     The Tax-Free Series may also invest in instruments consisting of commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an `Eligible Security' (as defined in Rule 2a-7 under the 1940 Act as described below). Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

     Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Tax-Free Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

     The Tax-Free Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by a NRSRO (provided that such purchases would be further limited unless the instrument meets the definition of an `Eligible Security' as defined in Rule 2a-7 under the 1940 Act), including:
(1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P;
(3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

     The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series will invest only in non-affiliated money market mutual funds that maintain a `AAA' rating by a NRSRO.

     The Tax-Free Series may hold cash reserves pending investment in municipal securities.

     It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be tax-exempt. The Tax-Free Series may not count securities that generate income subject to alternative minimum tax towards the 80% investment requirement.

     The Tax-Free Series will seek to avoid the purchase of private activity bonds, the interest on which would be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended.

Other Investment Practices

     From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

     The Fund may enter into the following arrangement with respect to any
Series:

     When-issued Securities involving commitments by a Series to purchase portfolio securities on a `when-issued' basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

         The Prime Series and the Treasury Series may also enter into the following arrangement:

         Repurchase Agreements under which the Series acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Series' holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Advisor believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         The Prime Series may also enter into the following arrangements.

         Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities the Prime Series is obligated to repurchase.

         The Prime Series may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

         To secure prices deemed advantageous at a particular time, the Prime Series may purchase securities on a delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Prime Series will enter into delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. Securities purchased on a delayed-delivery basis may expose the Prime Series to risk because the securities may experience fluctuations in value prior to their actual delivery. The Prime Series does not accrue income with respect to a delayed-delivery security prior to its stated delivery date. Purchasing securities on a delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a delayed-delivery basis, the Prime Series will segregate cash or liquid securities in an amount at least equal to the delayed-delivery commitment.

         Each Series may invest in instruments that have certain minimum ratings of either Moody's or S&P as permitted by the investment objective, policies and restrictions of each such Series. Investments of commercial paper may be precluded unless a particular instrument is an `Eligible Security' as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines `Eligible Security' as follows:

         (i) security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs/1/ in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

         (ii)     security:

________________________
/1/ `Requisite NRSRO' shall mean (a) any two nationally recognized statistical ratings organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: Standard & Poor's Ratings Group, Moody's Investors Service, Inc., and Fitch, Inc. Subcategories or gradations in ratings (such as a `+' or `-') do not count as rating categories.

                  (A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

                  (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the three highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

         (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                  (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                  (B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security/2/ is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing).

         See Appendix A following this Statement of Additional Information for a description of the minimum ratings of certain NRSROs for instruments in which each Series may invest.

                             INVESTMENT RESTRICTIONS

         The investment restrictions applicable to the Fund's investment program are set forth below. As a matter of fundamental policy, which may not be changed without a majority vote of shareholders (as that term is defined in this Statement of Additional Information under the heading `The Fund and Its Shares'), no Series will:

         (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series' assets would be invested in such issuer;

         (2) borrow money or issue senior securities, except that (i) any Series may borrow money for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing; (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

         (3) make loans, except that each Series may purchase or hold debt instruments in accordance with its respective investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements;

         (4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting;

         (5) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

         (6) purchase or sell commodities or commodities contracts, provided that each Series may invest in financial futures and options on such futures.

         The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

         The following investment restrictions apply to the Tax-Free Series:

______________________
/2/ An `unrated security' is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

         (1) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry;

         (2) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

         The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund. No Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.

                         SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions

         A complete description of the manner by which the Fund's shares may be purchased or redeemed appears in the Prospectus for that class under the heading `Buying and Selling Fund Shares.' The Fund reserves the right to suspend the sale of shares at any time.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings,
(c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Net Asset Value Determination

         The net asset value of the Treasury Series and the Tax-Free Series is determined daily as of 11:00 a.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 12:00 noon (Eastern time) each day that the Fund's custodian and the New York Stock Exchange are open for business.

         For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of outstanding shares of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to seek to maintain a net asset value per share of $1.00 for each class of each Series.

         The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under `Dividends and Taxes' below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, as amended, effective June 1, 1991, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Advisor to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as it deems necessary and appropriate, including sales of portfolio instruments prior to maturity to realize capital gains; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.

                               DIVIDENDS AND TAXES


Dividends

         All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each Series is fixed at the time of their purchase. See `Net Asset Value Determination' above.

         Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense, loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

         Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series and the Tax-Free Series effected before 11:00 a.m. (Eastern Time) and Share purchases for the Prime Series effected before 12:00 noon (Eastern Time) begin to earn dividends on the same business day. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

Taxes

         The following is only a summary of certain additional federal income tax considerations generally affecting the Series and their shareholders that are not described in the Series' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here and in the Series' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the `Code') and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

         Each Series intends to qualify and elect to be treated as a `regulated investment company' (`RIC') as defined under Subchapter M of the Code. Accordingly, a Series must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of a Series' taxable year, (i) at least 50% of the market value of a Series' total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of a Series' total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that a Series controls and which are engaged in the same, similar, or related trades or businesses.

         In addition to the requirements described previously, in order to qualify as a RIC, a Series must distribute at least 90% of its investment company taxable income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders. If a Series meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

         The Treasury Series may make investments in securities (such as STRIPS) that bear an `original issue discount' or `acquisition discount' (collectively, `OID Securities'). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Series must distribute to satisfy the Distribution Requirement. In some cases, the Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If a Series fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Series' current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. The Board of Directors reserves the right not to maintain the qualification of a Series as a regulated investment company if it determines such course of action to be beneficial to shareholders.

Series Distributions

         Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Series' earnings and profits. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         Each Series may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (`net capital gains'), if any. If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Series will pay federal income tax thereon, and, if a Series makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Series shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by a Series as a refundable credit.

         If a Series' distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Series and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

         Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Series to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under-or over-distributions of net investment income.

         Because each of the Series' income is derived primarily from interest rather than dividends, no portion of a Series' distributions generally will be eligible for the corporate dividends-received deduction.

         Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.

         Each Series will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Series during the year. In certain cases, a Series will be required to withhold and remit to the Internal Revenue Service distributions payable to you equal to the current backup withholding tax rate if you (1) have failed to provide a correct tax identification number, (2) are subject to backup withholding by the Internal Revenue Service for failure to properly report receipt of interest or dividends,
(3) have failed to certify to the Fund that you are not subject to backup withholding, or (4) have failed to certify to the Fund that you are a US person (or a US-resident alien).

Sale or Exchange of Series Shares

         Redemptions and exchanges of Series' shares are taxable transactions for federal and state income tax purposes. However, because each Series seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your shares in a Series. If gain or loss does arise on the sale or exchange of a share, such gain or loss will be long-term if you held the share for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Series with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Federal Excise Tax; Miscellaneous Considerations;

         If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

         A Series may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series and/or defer a Series' ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Series.

         If you are a non-U.S. investor in a Series, you may be subject to U.S. withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Series.

State and Local Taxes

         Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Additional Tax Information For The Tax-Free Series

         The Tax-Free Series intends to qualify to pay `exempt-interest dividends' to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the Tax-Free Series' net tax-exempt interest income will be `exempt-interest dividends' that are excluded from your gross income for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

         The percentage of income that constitutes `exempt-interest dividends' will be determined for each year for the Tax-Free Series and will be applied uniformly to all dividends declared with respect to the Tax-Free Series during that year. This percentage may differ from the actual percentage for any particular day.

         Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the `Alternative Minimum Tax'). The Alternative Minimum Tax is imposed at a maximum rate of up to 28% in the case of non-corporate taxpayers and at a maximum rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain `private activity bonds' issued after August 7, 1986, generally will be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's `adjusted current earnings,' as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

         Any interest on indebtedness you incur or continue to purchase or carry shares of the Tax-Free Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for `losses incurred' will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a `branch profits tax' on their `dividend equivalent amount' for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their `passive investment income,' which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by you during any taxable year will be included in your gross income if your `modified adjusted gross income' (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by you during that taxable year exceeds the base amount described in Section 86 of the Code.

         Entities or persons who are `substantial users' (or persons related to `substantial users') of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares. `Substantial user' is defined generally as including a `non-exempt person' who regularly uses in trade or business a part of such a facility.

         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Free Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.

         Issuers of bonds purchased by the Tax-Free Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

         The Tax-Free Series may not be a suitable investment for you if you are a tax-exempt shareholder or plan because you would not gain any additional benefit from the receipt of exempt-interest dividends.

         Exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

                             MANAGEMENT OF THE FUND

         Directors and Officers

         The overall business and affairs of the Fund are supervised by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, administrator, distributor, custodian and transfer agent. The Board of Directors and the executive officers are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor and Sub-Advisor or other service providers. Each Director holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

         On July 30, 2002, the shareholders of the Fund approved the election of new Directors and executive officers. The following information is provided for each newly elected Director and Officer of the Fund as of the May 31, 2002. The first section of the table lists information for each Director who is not an `interested person' of the Fund (as defined in the 1940 Act) (an `Independent Director'). Information for each Non-Independent Director (an `Interested Director') follows. The Interested Directors are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Directors and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

                  INFORMATION CONCERNING DIRECTORS AND OFFICERS

                                                                                                                Number of Funds
                                                                                                                in the Fund
                                                                                                                Complex to be
                                                                                                                Overseen by
Name and Birth Date   Position with the Fund  Business Experience and Directorships During the Past 5           Director or
                      and Length of Time      Years                                                             Director Nominee /1/
                      Served
Independent
Director Nominees
-----------------
Richard R. Burt       Director since 1999.    Chairman, IEP Advisors, Inc. (July 1998 to present);                    86
2/3/47                                        Chairman of the Board, Weirton Steel Corporation /2/ (April
                                              1996 to present); Member of the Board, Hollinger
                                              International, Inc. /2/ (publishing) (1995 to present), HCL
                                              Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and
                                              Mitchell Hutchins families of funds) (registered investment companies) (1995 to present); and Member, Textron Inc. /2/
                                              International Advisory Council (July 1996 to present). Formerly,
                                              Partner, McKinsey & Company (consulting) 1991-1994) and US Chief
                                              Negotiator in Strategic Arms Reduction Talks (START) with former
                                              Soviet Union and US Ambassador to the Federal Republic of Germany
                                              (1985-1991); Member of the Board, Homestake Mining /2/ (mining and exploration) (1998 - February 2001), Archer Daniels Midland Company /2/
                                              (agribusiness operations) (October 1996 -June 2001) and Anchor
                                              Gaming (gaming software and equipment) (March 1999-December 2001).

S. Leland Dill        Director as of July 30,                                                                         84
3/28/30               2002.                   Trustee, Phoenix Zweig Series Trust (since September 1989),
                                              Phoenix Euclid Market Neutral Fund (since May 1998)
                                              (registered investment companies); Retired (since 1986).
                                              Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                              Director, Vintners International Company Inc. (June 1989-May
                                              1992), Coutts (USA) International (January 1992-March 2000),
                                              Coutts Trust Holdings Ltd., Coutts Group March 1991-March
                                              1999); General Partner, Pemco (investment company) (June
                                              1979-June 1986).

Martin J. Gruber      Director as of July 30, Nomura Professor of Finance, Leonard N. Stern School of                 85
7/15/37               2002.                   Business, New York University (since 1964); Trustee, CREF
                                              (since 2000); Director, S.G. Cowen Mutual Funds (1985-2001),
                                              Japan Equity Fund, Inc. (since 1992), Thai Capital Fund, Inc.
                                              (since 2000) and Singapore Fund, Inc. (since 2000) (registered investment companies).

                                                                                                               Number of Funds
                                                                                                               in the Fund
                                                                                                               Complex to be
                                                                                                               Overseen by
Name and Birth Date   Position with the Fund       Business Experience and Directorships During the Past 5     Director or
                      and Length of Time           Years                                                       Director Nominee /1/
                      Served
Richard J. Herring     Director as of July 30,     Jacob Safra Professor of International Banking and                      84
2/18/46                2002.                       Professor, Finance Department, The Wharton School,
                                                   University of Pennsylvania (since 1972); Director,
                                                   Lauder Institute of International Management Studies
                                                   (since 2000); Co-Director, Wharton Financial Institutions
                                                   Center (since 2000) and Vice Dean and Director, Wharton
                                                   Undergraduate Division (1995-2000).

Joseph R. Hardiman     Director since 1998.                                                                                82
05/27/37                                           Private Equity Investor (1997 to present); Director,
                                                   Soundview Technology Group Inc. (investment banking) (July
                                                   1998 to present), Corvis Corporation /2/ (optical
                                                   networking equipment) (July 2000 to present), Brown
                                                   Investment Advisory & Trust Company (investment advisor)
                                                   (February 2001 to present), The Nevis Fund (registered
                                                   investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to
                                                   present). Formerly, Director, Circon Corp. /2/ (medical
                                                   instruments) (November 1998-January 1999); President and
                                                   Chief Executive Officer, The National Association of
                                                   Securities Dealers, Inc. and The NASDAQ Stock Market, Inc.
                                                   (1987-1997); Chief Operating Officer of Alex. Brown & Sons
                                                   Incorporated (now Deutsche Bank Securities Inc.)
                                                   (1985-1987); General Partner, Alex. Brown & Sons
                                                   Incorporated (now Deutsche Bank Securities Inc.)
                                                   (1976-1985).

Graham E. Jones        Director as of July 30,     Senior Vice President, BGK Realty, Inc. (commercial real                84
01/31/33               2002.                       estate) (since 1995); Trustee, 8 open-end mutual funds
                                                   managed by Weiss, Peck & Greer (since 1985) and Trustee of
                                                   22 open-end mutual funds managed by Sun Capital Advisers,
                                                   Inc. (since 1998).

Rebecca W. Rimel       Director since 1995.        President and Chief Executive Officer, The Pew Charitable               84
4/10/51                                            Trusts (charitable foundation) (1994 to present). Formerly,
                                                   Executive Director, The Pew Charitable Trusts (1988-1994);
                                                   Director, ISI Family of Funds (registered investment
                                                   companies) (1997-1999) and Director and Executive Vice
                                                   President, The Glenmede Trust Company (investment trust
                                                   and wealth management (1994-2002).

Philip Saunders, Jr.   Director as of July 30,                                                                             84
10/11/35               2002.                       Principal, Philip Saunders Associates (Economic and
                                                   Financial Consulting) (since 1988). Formerly, Director,
                                                   Financial Industry Consulting, Wolf & Company
                                                   (consulting)(1987-1988); President, John Hancock Home
                                                   Mortgage Corporation (1984-1986); Senior Vice President of
                                                   Treasury and Financial Services, John Hancock Mutual Life
                                                   Insurance Company, Inc. (1982-1986).

William N. Searcy      Director as of July 30,     Pension & Savings Trust Officer, Sprint Corporation /2/                 84
09/03/46               2002.                       (telecommunications) (since 1989); Trustee of 22 open-end
                                                   mutual funds managed by Sun Capital Advisers, Inc. (since
                                                   1998).

                                                                                                                Number of Funds
                                                                                                                in the Fund
                                                                                                                Complex to be
                                                                                                                Overseen by
Name and Birth Date   Position with the Fund      Business Experience and Directorships During the Past 5       Director or
                      and Length of Time          Years                                                         Director Nominee /1/
                      Served
Robert H. Wadsworth   Director since 1999.        President, Robert H. Wadsworth Associates, Inc. (consulting              87
1/29/40                                           firm) (1982 to present); President and Director, Trust for
                                                  Investment Managers (registered investment company) (1999
                                                  to present); Director, The Germany Fund Inc. (1986 to
                                                  present), The New Germany Fund, Inc. (1992 to present) and
                                                  Central European Equity Fund, Inc. (1986 to present).
                                                  Formerly President, Investment Company Administration,
                                                  L.L.C. (1992*- July 2001); President, Treasurer and
                                                  Director, First Fund Distributors, Inc. (1990 - January
                                                  2002); Vice President, Professionally Managed Portfolios
                                                  and Advisors Series Trust (registered investment companies)
                                                  and President, Guinness Flight Investment Funds, Inc.
                                                  (registered investment companies).

                                                  * Inception date of the corporation which was the
                                                  predecessor to the LLC.

Interested Director
-------------------
Nominee
-------

Richard T. Hale /3/   Chairman since July 30,     Managing Director, Deutsche Bank Securities Inc. (formerly               84
7/17/45               2002 and Director since     Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
                      1989                        Management (1999 to present); Director and President,
                                                  Investment Company Capital Corp. (registered investment
                                                  advisor) (1996 to present); Director, Deutsche Global
                                                  Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                                                  present), North American Income Fund (2000 to present);
                                                  Vice President, Deutsche Asset Management, Inc. (2000 to
                                                  present).  Chartered Financial Analyst.  Formerly,
                                                  Director, ISI Family of Funds (registered investment
                                                  companies) (1992-1999).
Officers
--------

Richard T. Hale       President since 2000.       See information provided under Interested Director Nominee.

Charles A. Rizzo      Treasurer since 1999.       Director, Deutsche Asset Management (April 2000 to
8/5/57                                            present); Certified Public Accountant; Certified Management
                                                  Accountant.  Formerly, Vice President and Department Head,
                                                  BT Alex. Brown Incorporated (Deutsche Bank Securities Inc.)
                                                  (1998-1999); Senior Manager, Coopers & Lybrand L.L.P.
                                                  (PricewaterhouseCoopers LLP) (1993-1998).

Daniel O. Hirsch      Secretary since 2002.       Managing Director, Deutsche Asset Management (2002 to
3/27/54                                           present) and Director, Deutsche Global Funds Ltd. (2002 to present).  Formerly, Director, Deutsche Asset Management
                                                  (1999-2002), Assistant Secretary of the Fund (1999-2002),
                                                  Principal, BT Alex. Brown Incorporated, (Deutsche Bank
                                                  Securities Inc.) (1998-1999); Assistant General Counsel,
                                                  United States Securities and Exchange Commission
                                                  (1993-1998).

Bruce A. Rosenblum    Assistant Secretary since   Vice President, Deutsche Asset Management (2000 to
9/14/60               2002                        present). Formerly, Partner, Freedman, Levy, Kroll &
                                                  Simonds (1997-1999).

_______________

/1/. As of May 31, 2002, the total number of funds in the Deutsche Asset Management Fund Complex (the `Fund Complex') is 89.

2. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3.   Mr. Hale is a director who is an `interested person' within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of DeAM, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Messrs. Hale, Hirsch, Rizzo and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.


  Director Ownership in the Fund

   ------------------------------------------------------------------------------------------------------
                                                                      Aggregate Dollar Range of
                                                                      Ownership as of December 31,
                                Dollar Range of Beneficial            2001 in all Funds Overseen by
   Director                     Ownership in the Fund/1/              Director in the Fund Complex/2/
   ------------------------------------------------------------------------------------------------------
   Independent Directors
   ------------------------------------------------------------------------------------------------------
   Richard R. Burt              None                                  Over $100,000
   ------------------------------------------------------------------------------------------------------
   Joseph R. Hardiman           Over $100,000                         Over $100,000
   ------------------------------------------------------------------------------------------------------
   Louis E. Levy                $1-$10,000                            Over $100,000
   ------------------------------------------------------------------------------------------------------
   Eugene J. McDonald           None                                  Over $100,000
   ------------------------------------------------------------------------------------------------------
   Rebecca W. Rimel             None                                  Over $100,000
   ------------------------------------------------------------------------------------------------------
   Carl W. Vogt                 Over $100,000                         Over $100,000
   ------------------------------------------------------------------------------------------------------
   Robert H. Wadsworth          None                                  Over $100,000
   ------------------------------------------------------------------------------------------------------
   Interested Directors
   ------------------------------------------------------------------------------------------------------
   Richard T. Hale              $50,001-$100,000                      Over $100,000
   ------------------------------------------------------------------------------------------------------
   Truman T. Semans             Over $100,000                         Over $100,000
   ------------------------------------------------------------------------------------------------------

/1/ Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and/or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
     over $100,000.

/2/  The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
     over $100,000.

The following table shows the ownership of the new Directors elected on July 30, 2002.

----------------------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of Ownership as
                                                                       of May 31, 2002 in all Funds Overseen or
                                        Dollar Range of Beneficial     by Director in the Family of Investment
       Director                           Ownership in the Fund1                     Companies
----------------------------------------------------------------------------------------------------------------
Independent Directors
----------------------------------------------------------------------------------------------------------------
Richard R. Burt*                     None                             Over $100,000
----------------------------------------------------------------------------------------------------------------
S. Leland Dill                       None                             Over $100,000
----------------------------------------------------------------------------------------------------------------
Martin J. Gruber                     None                             $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman*                  Over $100,000                    Over $100,000
----------------------------------------------------------------------------------------------------------------
Richard J. Herring                   None                             Over $100,000
----------------------------------------------------------------------------------------------------------------
Graham E. Jones                      None                             Over $100,000
----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel*                    None                             Over $100,000
----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 None                             $50,001-100,000
----------------------------------------------------------------------------------------------------------------
William N. Searcy                    None                             $10,001-$50,000
----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth*                 $50,000-$100,000                 Over $100,000
----------------------------------------------------------------------------------------------------------------

Interested Director
------------------------------------------------------------------------------------------------------------
Richard T. Hale                      $50,001-$100,000                 Over $100,000
------------------------------------------------------------------------------------------------------------

-----------
* The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.
1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the director's economic interest is tied to the securities, employment ownership and securities when the director can exert voting power and when the director has authority to sell the securities. The dollar ranges are:
   None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

Ownership in Securities of the Advisors and Related Companies

         As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

    -----------------------------------------------------------------------------------------------------
    Director                                                                 Value of         Percent of
                              Owner and                                      Securities on    Class on an
                              Relationship to                  Title of      an Aggregate     Aggregate
                              Director            Company      lass          Basis            Basis
    -----------------------------------------------------------------------------------------------------
    Richard R. Burt                              None
    -----------------------------------------------------------------------------------------------------
    Joseph R. Hardiman                           None
    -----------------------------------------------------------------------------------------------------
    Louis E. Levy*                               None
    -----------------------------------------------------------------------------------------------------
    Eugene J. McDonald*                          None
    -----------------------------------------------------------------------------------------------------
    Rebecca W. Rimel                             None
    -----------------------------------------------------------------------------------------------------
    Carl W. Vogt*                                None
    -----------------------------------------------------------------------------------------------------
    Robert H. Wadsworth                          None
    -----------------------------------------------------------------------------------------------------
    S. Leland Dill                               None
    -----------------------------------------------------------------------------------------------------
    Martin J. Gruber                             None
    -----------------------------------------------------------------------------------------------------
    Richard Herring                              None
    -----------------------------------------------------------------------------------------------------
    Graham E. Jones                              None
    -----------------------------------------------------------------------------------------------------
    Philip Saunders, Jr.                         None
    -----------------------------------------------------------------------------------------------------
    William N. Searcy                            None
    -----------------------------------------------------------------------------------------------------

         * No longer a director as of July 30, 2002.

                           Director Compensation Table

The following table sets forth the compensation paid to the Independent Directors by the Fund and the Fund Complex for the fiscal year ended March 31, 2002.

    ------------------------------------------------------------------------------------------------------------------
    Name of Person,             Aggregate            Pension or Retirement  Estimated      Total Compensation from the
    Position                    Compensation from    Benefits Accrued as    Annual         Fund and the Fund Complex
                                the Fund Payable to  Part of Fund Expenses  Benefits Upon  Payable to Directors
                                Directors                                   Retirement
    ------------------------------------------------------------------------------------------------------------------
    Richard T. Hale/1/          $0                   N/A                    N/A            $0
    Chairman and President
    ------------------------------------------------------------------------------------------------------------------
    Truman T. Semans            $0                   N/A                    N/A            $0
    Director*/1/
    ------------------------------------------------------------------------------------------------------------------
    Richard R. Burt             $47,338.89/2/        N/A                    N/A            $62,500 for service on 25
    Director                                                                               Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------
    Joseph R. Hardiman          $48,317.74/2/        N/A                    N/A            $62,500 for service on 23
    Director                                                                               Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------
    Louis E. Levy               $54,913.74/2/        N/A                    N/A            $72,500 for service on 25
    Director*                                                                              Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------
    Eugene J. McDonald          $54,913.74/2/        N/A                    N/A            $72,500 for service on 25
    Director*                                                                              Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------
    Rebecca W. Rimel            $47,338.89/2/        N/A                    N/A            $62,500 for service on 25
    Director                                                                               Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------
    Carl W. Vogt, Esq.          $47,338.89/2/        N/A                    N/A            $62,500 for service on 25
    Director*                                                                              Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------
    Robert H. Wadsworth         $47,338.89/2/        N/A                    N/A            $62,500 for service on 25
    Director                                                                               Funds in the Fund Complex
    ------------------------------------------------------------------------------------------------------------------

      -----
      * No longer a Director as of July 30, 2002.
      /1/A director who is, or may be, an `interested person' as defined in the 1940 Act.
      /2/Of amounts payable to Ms. Rimel and Messrs. Burt, Hardiman, Levy, McDonald, Vogt, and Wadsworth $47,338.89, $47,338.89, $45,418.24,
      $41,055.17; $54,913.74, $47,338.89 and $47,338.89, respectively, was deferred pursuant to a deferred compensation plan.

Information Concerning Committees and Meetings of Directors

         The Board of Directors of the Fund met six times during the fiscal year ended March 31, 2002 and each director attended at least 83% of the meetings of the Board and meetings of the committees of the Board of Directors on which such director served. As of July 30, 2002, the Audit and Compliance Committee and Nominating Committee will be comprised of all the newly elected Independent Directors.

         In accordance with its written charter adopted by the Board of Directors, the Audit and Compliance Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit and Compliance Committee also considers the scope and amount of non-audit services provided to the Fund, its investment advisor and affiliates by the independent public accountants. During the fiscal year ended March 31, 2002, the Audit and Compliance Committee met four times.

         The Nominating Committee, which meets when necessary, is charged with the duty of making all nominations for Independent Directors to the Board of Directors. During the fiscal year ended March 31, 2002, the Nominating Committee met once.

         The Pricing Committee considers and acts upon all questions relating to valuation of the securities in the Fund's portfolio which may arise between meetings of the Directors. The Pricing Committee met once during the fiscal year ended March 31, 2002 on behalf of the Fund.

         The Compensation Committee, which meets when necessary, is responsible for reviewing the compensation paid to the Directors for its appropriateness, and making recommendations to the full Board with respect to the compensation of the Directors. During the fiscal year ended March 31, 2002, the Compensation Committee did not meet.

         The Executive Committee, which meets periodically, makes recommendations to the full Board with respect to the renewal of the Fund's agreements with its service providers. During the fiscal year ended March 31, 2002, the Executive Committee met four times.

Retirement Plan Information

         Certain funds in the Fund Complex have adopted a Retirement Plan for Directors who are not employees of the Fund, the Fund's Administrator or its respective affiliates (the `Retirement Plan'). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plan is unfunded and unvested. The Fund currently has two participants in the Retirement Plan, a Director who retired effective December 31, 1994 and another Director who retired effective December 31, 1996, each of whom qualified for the Retirement Plan by serving thirteen years and fourteen years, respectively, as Directors in the Fund Complex and who will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Such fees are allocated to each of the 24 funds that have adopted the Retirement Plan based upon the relative net assets of such fund. As of December 31, 2000, Messrs. McDonald and Levy have qualified for, but have not received, benefits.

         Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2000 are as follows: for Mr. Levy, 6 years; for Mr. McDonald, 8 years; for Mr. Vogt and Ms. Rimel, 5 years; for Mr. Hardiman, 2 years; and for Messrs. Burt and Wadsworth, 1 year.

  -----------------------------------------------------------------------------------------------------
  Years of Service Upon Retirement                   Estimated Annual Benefits Payable By Fund Complex
  -----------------------------------------------------------------------------------------------------
                                               Chairmen of Audit and
                                               Executive Committees                  Other Participants
  -----------------------------------------------------------------------------------------------------
  6 years                                             $ 4,900                                $ 3,900
  -----------------------------------------------------------------------------------------------------
  7 years                                             $ 9,800                                $ 7,800
  -----------------------------------------------------------------------------------------------------
  8 years                                             $14,700                                $11,700
  -----------------------------------------------------------------------------------------------------
  9 years                                             $19,600                                $15,600
  -----------------------------------------------------------------------------------------------------
  10 years or more                                    $24,500                                $19,500
  -----------------------------------------------------------------------------------------------------

         On February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Retirement Plan, voted to amend the Retirement Plan, effective January 1, 2001, as part of an overall review of the compensation paid to Directors. The amendments provide that no further benefits would accrue to any current or future directors and include a one-time payment of benefits accrued under the Retirement Plan to Directors, as calculated based on the following actuarial assumptions: (1) retirement benefits at later of age 65 and 10 years of service based on a 10% per year of service vesting schedule;
(2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 1, 2001. At each Director's election, this one-time payment could be transferred into the Directors' Deferred Compensation Plan, described below.

         Any Director of the Fund who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Hardiman, Levy, McDonald, Vogt, Burt, Wadsworth, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among the funds in the Deutsche Asset Management Fund Complex in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Code of Ethics

         The Board of Directors of the Fund and ICCC have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit access persons, as this term is defined in the Codes of Ethics, to invest in securities that may be purchased or held by the Fund for their own accounts, but require compliance with the Codes' preclearance requirements. In addition, the Codes provide for trading `blackout periods' that prohibit trading by access persons within periods of trading by the

Fund in the same security, subject to certain exceptions. The Codes also prohibit short term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.

     The Fund's principal underwriter, Scudder Distributors, Inc., has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees of Scudder Distributors, Inc. are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the Code of Ethics.

     These codes of ethics are on public file with, and are available from, the SEC.

                             THE INVESTMENT ADVISOR

     The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. ICCC was organized in 1987.

     Pursuant to the terms of the Advisory Agreements, ICCC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICCC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the portfolio of any of the Fund's Series; (g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICCC may delegate its duties under the Advisory Agreements, and has delegated certain of such duties to its affiliate.

     As compensation for its services for the Fund, ICCC is entitled to receive a fee from each Series, calculated daily and paid monthly, at the following annual rates based upon each Series' aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets. ICCC has contractually agreed to waive its fee for the Treasury Series by 0.05%. This agreement will continue until July 31, 2002 and may be extended. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

     Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

                                           For the Fiscal Year Ended March 31,
----------------------------------------------------------------------------------------------------------------------
                 2002                                    2001                                   2000
----------------------------------------------------------------------------------------------------------------------
              $21,051,585                             $22,259,121                            $17,516,716
   ($20,559,054 net of fee waivers)        ($21,876,684 net of fee waivers)       ($17,139,470 net of fee waivers)
----------------------------------------------------------------------------------------------------------------------


     The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors. including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under `The Fund and Its Shares'). The Fund or ICCC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an `assignment,' as defined in the 1940 Act.

     ICCC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. An affiliate of ICCC serves as custodian to the Fund. (See `Transfer Agent, Custodian and Accounting Services.')

                                   DISTRIBUTOR

     As of August 17, 2002, Scudder Distributors, Inc. (the `Distributor'), serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement (the `Distribution Agreement'). Scudder Distributors, Inc. also serves as the distributor for other funds in the fund complex. Prior to August 17, 2002, ICC Distributors, Inc. was the Fund's distributor. The new distribution agreement between the Fund and Scudder Distributors, Inc. is substantially similar to the distribution agreement between the Fund and ICC Distributors, Inc.

     The Distribution Agreement provides that the Distributor shall; (i) use reasonable efforts to sell shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. The Distributor shall devote reasonable time and effort to effect sales of shares but shall not be obligated to sell any specific number of shares. The services of the Distributor are not exclusive and the Distributor shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and the Distributor will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

     The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under `The Fund and Its Shares') or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval.

     As compensation for its services, the Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Shares and the Cash Reserve Prime Class A Shares. The Distributor receives no compensation with respect to its services as distributor for the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Institutional Shares and none of the Distributor's compensation as distributor of the Fund's shares is allocated to the Institutional Shares. The Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares and 0.75% of the average daily net assets of the Cash Reserve Prime Class B and Class C Shares. In addition, the Distributor receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Cash Reserve Prime Class B and Class C Shares' average daily net assets and 0.07% of the Deutsche Bank Alex. Brown Cash Reserve Shares' (Prime Series, Treasury Series, Tax-Free Series) average daily net assets.

         As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received fees in the following amounts:

                                                  For the Fiscal Year Ended March 31,

       ----------------------------------------------------------------------------------------------------------------------
                    Fee                              2002                     2001                         2000
       ----------------------------------------------------------------------------------------------------------------------
       Prime Shares 12b-1 Fee                     $12,224,901              $13,758,408                 $10,408,188
       ----------------------------------------------------------------------------------------------------------------------
       Treasury Shares 12b-1 Fee                  $ 2,112,030              $ 1,866,121                 $ 1,798,100
       ----------------------------------------------------------------------------------------------------------------------
       Tax-Free Shares 12b-1 Fee                  $ 3,290,322              $ 3,823,650                 $ 2,877,907
       ----------------------------------------------------------------------------------------------------------------------
       Prime Shares Shareholder                   $ 3,148,858              $ 2,743,690                 $ 2,106,168
       Service Fee
       ----------------------------------------------------------------------------------------------------------------------
       Treasury Shares Shareholder                $   548,128              $   373,224                 $   359,515
       Service Fee
       ----------------------------------------------------------------------------------------------------------------------
       Tax-Free Shares Shareholder                $   842,452              $   764,730                 $   575,581
       Service Fee
       ----------------------------------------------------------------------------------------------------------------------
       Quality Cash Reserve Prime                 $   229,233              $   343,098                 $   456,848
       Shares 12b-1 Fee
       ----------------------------------------------------------------------------------------------------------------------
       Cash Reserve Prime Class A                 $    29,144              $    37,092                 $    37,421
       12b-1 Fee
       ----------------------------------------------------------------------------------------------------------------------
       Cash Reserve Prime Class B                 $    89,867              $    55,918                 $    35,959
       12b-1 and Shareholder
       Servicing Fee
       ----------------------------------------------------------------------------------------------------------------------
       Cash Reserve Prime Class C                 $     8,821              $     8,100                         N/A
       12b-1 and Shareholder
       Servicing Fee /1/
       ----------------------------------------------------------------------------------------------------------------------

       ______________________

       /1/ Cash Reserve Prime Class C Shares began operations on January 18,
           2000.

       Pursuant to the Distribution Agreement, the Distributor may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by the Distributor to certain registered securities dealers are paid by the Distributor out of fees received by the Distributor from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, the Distributor may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. The Distributor may also enter into shareholder processing and servicing agreements (`Shareholder Servicing Agreements') with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the National Association of Securities Dealers, Inc. and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as `Shareholder Servicing Agents').

       The Distributor may make payments to Shareholder Servicing Agents out of its distribution fee, for processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and the Distributor. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by the Distributor. The Distributor will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon the Distributor's analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by the Distributor for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by the Distributor and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

     Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted seven separate distribution plans: one for the Cash Reserve Prime Class A Shares; one for the Cash Reserve Prime Class B Shares; one for the Cash Reserve Prime Class C Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Prime Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares and one for the Quality Cash Reserve Prime Shares (the `Plans'). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to the Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.

     The Plans will remain in effect from year to year provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by the Distributor, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

     Each Plan will be renewed only if the directors make a similar determination prior to each renewal term. The Plans may not be amended to increase the maximum amount of payments by the Distributor to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, the Distributor will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

     In addition, the Deutsche Bank Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series have each adopted a Shareholder Service Plan. Each plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to the Plan for the shares. These plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the vote of the Fund's Board of Directors.

Expenses

     ICCC and the Distributor furnish, without cost to the Fund, such personnel as are required, for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Prime, Treasury or Tax-Free Series, as appropriate. The Distributor bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

     The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of the Distributor and ICCC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by the Distributor); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Distributor or ICCC.

     The address of Scudder Distributors, Inc. is 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

     Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.


                             PORTFOLIO TRANSACTIONS

     The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000, the Fund incurred no brokerage commissions.

     The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and the amortized cost method of valuing portfolio securities requires that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

     The Advisor's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

     The Fund is required to identify any securities of its `regular brokers or dealers' (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 2002, the Fund held the following securities of its regular broker-dealers on behalf of the Prime Series.


-----------------------------------------------------------------------------------------------------------------
 Issuer                                     Type of Security                          Dollar Amount of Securities

-----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney                        Commercial Paper - 1.82%                  $ 74,912,792

                                            Floating Rate Note - 2.027%               $  5,675,671
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.            Commercial Paper - 1.82%                  $ 24,986,097
-----------------------------------------------------------------------------------------------------------------
UBS AG                                      Certificate of Deposit - 4.10%            $ 50,029,544

                                            Certificate of Deposit - 1.94%            $ 35,000,000

                                            Repurchase Agreement - 1.90%              $387,804,693
-----------------------------------------------------------------------------------------------------------------
BNP Paribas                                 Certificate of Deposit - 1.79%            $ 75,000,000
-----------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     Commercial Paper - 1.79%                  $ 49,930,389

                                            Commercial Paper - 1.93%                  $ 24,839,167

                                            Floating Rate Note - 2.00%                $ 20,008,237

                                            Repurchase Agreement - 1.92%              $200,031,562
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                   Floating Rate Note - 1.84%                $175,000,000
-----------------------------------------------------------------------------------------------------------------


     The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Portfolio securities will not be purchased from or sold to or through any `affiliated person' of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with ICC Distributors.

     Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:

(1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

(2) Each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objectives; (ii) consistent with the interests of the Fund's shareholders; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

(3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and

(4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.

                         SEMI-ANNUAL AND ANNUAL REPORTS

     The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.

                             INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland, 21201, are the independent accountants to the Fund.

                                  LEGAL MATTERS

     Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103, serves as counsel to the Fund.

                TRANSFER AGENT, CUSTODIAN AND ACCOUNTING SERVICES

     Deutsche Bank Trust Company Americas (`DBT Co.'), formerly Bankers Trust Company, an affiliate of ICCC, 100 Plaza One, Jersey City, NJ 07311, serves as custodian of the Fund's investments. DBT Co. receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by DBT Co. and the Fund. For the fiscal year ended March 31, 2002, DBT Co. was paid $470,268 as compensation for providing custody services to the Fund. ICCC, One South Street, Baltimore, MD 21202, the Fund's investment advisor, provides accounting services for each Series. In addition, ICCC serves as the Fund's transfer and dividend disbursing agent. ICCC receives such compensation from the Fund (or, with respect to accounting fees, from the Prime, Treasury or Tax-Free Series, as appropriate) for services in such capacities as are agreed to from time to time by ICCC and the Fund.

     As compensation for providing accounting services to each Series of the Fund, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

   -------------------------------------------------------------------------------------------------------------------
                Average Daily Net Assets                           Incremental Annual Accounting Fee Per Series
   -------------------------------------------------------------------------------------------------------------------
             $           0 - $10,000,000                                        $13,000 (fixed fee)
   -------------------------------------------------------------------------------------------------------------------
             $    10,000,000-$20,000,000                                              0.100%
   -------------------------------------------------------------------------------------------------------------------
             $    20,000,000-$30,000,000                                              0.080%
   -------------------------------------------------------------------------------------------------------------------
             $    30,000,000-$40,000,000                                              0.060%
   -------------------------------------------------------------------------------------------------------------------
             $    40,000,000-$50,000,000                                              0.050%
   -------------------------------------------------------------------------------------------------------------------
             $    50,000,000-$60,000,000                                              0.040%
   -------------------------------------------------------------------------------------------------------------------
             $    60,000,000-$70,000,000                                              0.030%
   -------------------------------------------------------------------------------------------------------------------
             $   70,000,000-$100,000,000                                              0.020%
   -------------------------------------------------------------------------------------------------------------------
             $  100,000,000-$500,000,000                                              0.015%
   -------------------------------------------------------------------------------------------------------------------
             $500,000,000-$1,000,000,000                                              0.005%
   -------------------------------------------------------------------------------------------------------------------
                     over $1,000,000,000                                              0.001%
   -------------------------------------------------------------------------------------------------------------------

     In addition, each Series, as appropriate, will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's performance of accounting services for such Series: express delivery, independent pricing and storage.

     For the fiscal year ended March 31, 2002, ICCC received fees of $188,906 for providing accounting services to the Prime Series, $138,379 for providing accounting services to the Treasury Series and $144,794 for providing accounting services to the Tax-Free Series.

     As compensation for providing transfer agency services, the Fund pays ICCC up to $31.73 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 2002, such fees totaled $4,209,655 for the Prime Series, $416,526 for the Treasury Series and $323,242 for the Tax-Free Series, respectively.

                         PRINCIPAL HOLDERS OF SECURITIES

         To Fund management's knowledge, the following persons owned beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of July 10, 2002.*

----------------------------------------------------------------------------------------------------------------------
Name and Address                            Owned of Record        Beneficially Owned     Percentage of Ownership
----------------------------------------------------------------------------------------------------------------------
Solomon Smith Barney, Inc.                                                  Y             7.88% of Cash Reserve
131513164                                                                                 Prime Class A Shares
333 West 34/th/ St - 3/rd/ Floor
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------------
Solomon Smith Barney, Inc.                                                  Y             5.40% of Cash Reserve
131513162                                                                                 Prime Class A Shares
333 West 34/th/ St - 3/rd/ Floor
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------------
Solomon Smith Barney, Inc.                                                  Y             8.10% of Cash Reserve
163083119                                                                                 Prime Class C Shares
333 West 34/th/ St - 3/rd/ Floor
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------------
RBC Dain Rauscher,                                 Y                                      6.60% of Cash Reserve
Richard J Krikbride,                                                                      Prime Class C Shares
Raelene Kirkbride JT
Ten/Wros
2139 Bermuda Dunes Pl.
Oxnard, CA 93030-2789
----------------------------------------------------------------------------------------------------------------------
Solomon Smith Barney, Inc.                                                  Y             5.33% of Cash Reserve
171302809                                                                                 Prime Class C Shares
333 West 34/th/ St - 3/rd/ Floor
New York, NY 10001-2483
----------------------------------------------------------------------------------------------------------------------
Donaldson Lufkin Jenrette Securities                                        Y             5.15% of Cash Reserve
Corp Inc.                                                                                 Prime Class C Shares
PO Box 2052
Jersey City, JN 07303-2052
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             37.49% of Quality Cash
A/C 00748555447                                                                           Reserve Prime Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             8.64% of Quality Cash
A/C 0074855106                                                                            Reserve Prime Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             8.33% of Quality Cash
A/C 0081930226                                                                            Reserve Prime Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             6.99% of Quality Cash
A/C 0081930227                                                                            Reserve Prime Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             38.40% of Tax-Free
A/C 00065010788                                                                           Institutional Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             12.72% of Tax-Free
A/C 00022271020                                                                           Institutional Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             11.39% of Tax-Free
A/C 00022271005                                                                           Institutional Shares
PO Box 1346
Baltimore, MD 21203-1346
----------------------------------------------------------------------------------------------------------------------
Alex. Brown & Sons Inc.                                                     Y             19.79% of Prime
----------------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------
   Name and Address                      Owned of Record        Beneficially Owned     Percentage of Ownership
  -----------------------------------------------------------------------------------------------------------------
   A/C 00065010788                                                                     Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             8.53% of Prime
   A/C 00022271050                                                                     Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             6.00% of Prime
   A/C 00022213028                                                                     Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             26.87% of Treasury
   A/C 00065010788                                                                     Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             11.03% of Treasury
   A/C 0020170186                                                                      Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             7.65% of Treasury
   A/C 00020102538                                                                     Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             6.11% of Treasury
   A/C 23578193                                                                        Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             5.97% of Treasury
   A/C 23578191                                                                        Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346


  -----------------------------------------------------------------------------------------------------------------
   Alex. Brown & Sons Inc.                                               Y             5.91% of Treasury
   A/C 23578192                                                                        Institutional Shares
   PO Box 1346
   Baltimore, MD 21203-1346
  -----------------------------------------------------------------------------------------------------------------

     As of July 10, 2002 the directors and officers of the Fund owned an aggregate of less than 1% of the Fund's shares or any class thereof.

                                  CURRENT YIELD

       Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 2001.

             Series or class              Current Yield      Effective Yield          Tax            Taxable-
                                                                                   Equivalent       Equivalent
                                                                                    Current           Yield*
                                                                                     Yield*
   Cash Reserve Prime Shares                  1.37%               1.38%                N/A              N/A
   Institutional Prime Shares                 1.69%               1.70%                N/A              N/A
   Quality Cash Reserve Prime Shares          1.10%               1.10%                N/A              N/A
   Cash Reserve Prime Class A Shares          1.44%               1.45%                N/A              N/A
   Cash Reserve Prime Class B Shares          0.69%               0.69%                N/A              N/A
   Cash Reserve Prime Class C Shares          0.69%               0.69%                N/A              N/A
   Cash Reserve Treasury Shares               1.20%               1.20%                N/A              N/A
   Institutional Treasury Shares              1.52%               1.53%                N/A              N/A
   Cash Reserve Tax-Free Shares               1.01%               1.01%               2.20%            2.22%
   Institutional Tax-Free Shares              1.34%               1.35%               1.66%            1.66%


            -----
            * Assumes a tax rate of 39.6%.

       The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

       The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the `Single Share Account') on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

       In addition, the Fund may furnish a quotation of the Tax-Free Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's stated income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series.

       Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for any Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and
(c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.

                              FINANCIAL STATEMENTS

       The financial statements for the Fund for the fiscal year ended March 31, 2002 are incorporated herein by reference to the Fund's Annual Report, which has been filed with the SEC, dated March 31, 2002.

                                   APPENDIX A

Description of Securities Ratings

Corporate Bond Ratings

Description of S&P's Corporate Bond Ratings:

..      AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
..      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
..      Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's Corporate Bond Ratings:

..      Aaa - Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt-edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
..      Aa - Bonds rated Aa are judged to be of high quality by all standards.
       Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present making the long-term risks appear somewhat larger than in Aaa securities.
..      Numerical Modifiers (1, 2, 3) - Moody's applies the numerical modifiers
       1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch's Corporate Bond Ratings:

..      AAA - Bonds rated AAA have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is unlikely to be adversely affected by foreseeable events.
..      AA - Bonds rated AA have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Municipal Bond Ratings

Description of S&P's Municipal Bond Ratings:

..      AAA - An obligation rated `AAA' has the highest rating assigned by
       Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
..      AA - An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
..      Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

..      Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
..      Aa--Bonds rated Aa are judged to be of high quality by all standards.
       Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
..      Numerical Modifiers (1, 2, 3) - Moody's may apply the numerical modifier in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating classification; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating classification.

Municipal Note Ratings

Description of S&P's Municipal Note Ratings:

       Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

..      SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
..      SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Moody's Municipal Note Ratings:

..      MIG-1/VMIG-1 - The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
..      MIG-2/VMIG-2 - High quality, with ample margins of protection, although not as large as the preceding group.

Short-Term Ratings

Description of S&P Short-Term Ratings:

..      A-1 - The highest ratings category by Standard & Poor's. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong..
..      A-2 - Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Description of Moody's Short-Term Ratings:

..      Prime-1 - Have a superior ability for repayment of senior short-term debt obligations.
..      Prime-2 - Have a strong ability for repayment of senior short-term debt obligations.

Description of Fitch's Short-Term Ratings:

..      F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The Plus (+) denotes exceptionally strong credit quality.
..      F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

Description of Thomson Bank Watch Short-Term Ratings:

..      T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.
..      T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated `TBW-1'.
..      T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.
..      T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thomson Bank Watch Long-Term Ratings:

..      AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.
..      AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

..      A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated `a' could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.
..      BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated `BBB' are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

..      BB--While not investment grade, the `BB' rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.
..      B--Issues rated `B' show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.
..      CCC--Issues rated `CCC' clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.
..      CC--'CC' is applied to issues that are subordinate to other obligations rated `CCC' and are afforded less protection in the event of bankruptcy or reorganization.
..      D--Default These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation `local currency'.
..      Ratings in the Long-Term Debt categories may include a plus (+) or Minus
       (-) designation, which indicates where within the respective category the issue is placed.

                                OTHER INFORMATION

Item 23: Exhibits

(a)(1) Articles of Incorporation incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

 (2) Articles Supplementary to Articles of Incorporation dated June 28, 1990 incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N- 1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

 (3) Articles Supplementary to Articles of Incorporation dated July 31, 1990 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

 (4) Articles Supplementary to Articles of Incorporation dated May 6, 1992 incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

 (5) Articles Supplementary to Articles of Incorporation, dated December 31, 1994 incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

 (6) Articles Supplementary to Articles of Incorporation dated December 29, 1995 incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

 (7) Articles Supplementary to Articles of Incorporation dated October 8, 1996 incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-000573) on March 27, 1997.

 (8) Articles Supplementary to Articles of Incorporation dated March 28, 1997 incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

 (9) Articles Supplementary to Articles of Incorporation dated June 17, 1997 incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

 (10) Articles of Amendment to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on August 29, 1997 incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No 950116-98-001581) on July 29, 1998.

 (11) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 3, 1998 incorporated by reference to Exhibit (1)(k) to Post-Effective

Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (12) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on April 14, 1999 incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

 (13) Articles of Amendment to Articles of Incorporation, dated July 27, 1999, incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on December 30, 1999.

 (14) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on October 5, 1999 incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

 (15) Articles Supplementary to Articles of Incorporation, as filed with the Maryland State Department of Assessments and Taxation on March 23, 2000 incorporated by reference to Post-Effective No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

 (16) Articles of Amendment to Articles of Incorporation, dated April 4, 2002, filed herewith.

(b) By-Laws as amended through July 28, 1999, incorporated by reference to Post-Effective No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(c) Instruments Defining Rights of Security Holders with respect to Prime Series Shares and Treasury Shares is incorporated by reference to Exhibit (1)(a) (Articles of Incorporation) and Exhibit 2 (By-Laws) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 30, 1996.

(d)(1) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Prime Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

 (2) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Treasury Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

 (3) Investment Advisory Agreement dated June 4, 1999, between Registrant and Investment Company Capital Corp. with respect to the Tax-Free Series, incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on November 9, 1999.

 (4) Expense Limitation Agreement, with respect to the Treasury Series, filed herewith.

(e) (1) Distribution Agreement dated August 31, 1997 between ICC Distributors, Inc. and Registrant incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (2) Form of Sub-Distribution Agreement, incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

 (3) Form of Shareholder Servicing Agreement between ICC Distributors, Inc. and Participating Broker-Dealers, incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

 (4) Shareholder Service Plan with respect to the Prime Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

 (5) Shareholder Service Plan with respect to the Treasury Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

 (6) Shareholder Service Plan with respect to the Tax-Free Series incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on June 1, 1999.

(f)  Not Applicable

(g) Custodian Agreement between Registrant and Bankers Trust Company dated June 5, 1998 incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

(h)(1) Master Services Agreement (for transfer agency and accounting services for the Fund ) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No.
950116-96-000690) on July 30, 1996.

(2) Form of Amendment to Master Services Agreement between Registrant and Investment Company Capital Corp., filed herewith.

(i)  Opinion of Counsel, filed herewith.

(j)  Consent of Independent Accountants, filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)(1) Distribution Plan with respect to BT Alex. Brown Cash Reserve Prime Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Prime Shares) incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (2) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares--Class A (now known as Deutsche Asset Management Cash Reserve Prime Shares - Class A) incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (3) Distribution Plan with respect to Flag Investors Cash Reserve Prime Shares-Class B (now known as Deutsche Asset Management Cash Reserve Prime Shares--Class B) incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (4) Distribution Plan with respect to Quality Cash Reserve Prime Shares incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (5) Distribution Plan with respect to BT Alex. Brown Cash Reserve Treasury Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Treasury Shares) incorporated by reference to Exhibit (15)(e) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (6) Distribution Plan with respect to BT Alex. Brown Cash Reserve Tax-Free Shares (now known as Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares) incorporated by reference to Exhibit (15)(f) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-001581) on July 29, 1998.

 (7) Distribution Plan with respect to Flag Investors Cash Reserve Prime
Shares - Class C (now known as Deutsche Asset Management Cash Reserve Prime Shares - Class C), incorporated by reference to Post-Effective No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

(n)(1) Registrant's 18f-3 Plan incorporated by reference to Exhibit (18)(a) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-96-000690) on July 29, 1996.

 (2) Registrant's Amended 18f-3 Plan incorporated by reference to Exhibit
(18)(b) to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001360) on July 29, 1997.

 (3) Registrant's 18f-3 Plan, with exhibits through March 27, 1998 incorporated by reference to Exhibit (18)(c) to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No.
950116-98-001581) on July 29, 1998.

 (4) Registrant's Amended 18f-3 Plan, incorporated by reference to Post-Effective No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR on July 28, 2000.

 (5) Registrant's Amended 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

(p)(1) Flag Investors Funds Consolidated Code of Ethics dated June 1, 2002, as amended through September 25, 2001, filed herewith.

 (2) Deutsche Asset Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-72658), filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-01-502422) on July 30, 2001.

(q)(1) Powers of Attorney, filed herewith.

Item 24. Persons Controlled by or under Common Control With Registrant

         Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

         None.

Item 25. Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         Sections a, b, c and d of Article IX of Registrant's Articles of Incorporation included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

         (a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, Therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 26. Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investments advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

         During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27. Principal Underwriters

         (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor.

         ICC Distributors, Inc. acts as distributor for Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Deutsche Investors Funds, Inc. (formerly known as Flag Investors Funds, Inc., and prior thereto as Deutsche Funds, Inc.), Deutsche Investors Portfolios Trust (formerly known as Flag Investors Portfolios Trust, and prior thereto as Deutsche Portfolios Trust), BT Investment Funds, BT Advisor Funds, BT Pyramid Mutual Funds, BT Institutional Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, Morgan Grenfell Investment Trust, all registered open-end management investment companies.

 (b)
------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business              Position and Offices with Principal    Position and Offices with Registrant
 Address*                                 Underwriter
------------------------------------------------------------------------------------------------------------------------
 John Y. Keffer                           President and Director                 None
------------------------------------------------------------------------------------------------------------------------
 David R. Keffer                          Director                               None
------------------------------------------------------------------------------------------------------------------------
 Ronald H. Hirsch                         Treasurer                              None
------------------------------------------------------------------------------------------------------------------------
 Nanette K. Chern                         Chief Compliance Officer               None
------------------------------------------------------------------------------------------------------------------------
 David I. Goldstein                       Secretary                              None
------------------------------------------------------------------------------------------------------------------------
 Benjamin L. Niles                        Vice President                         None
------------------------------------------------------------------------------------------------------------------------
 Dana A. Lukens                           Assistant Treasurer                    None
------------------------------------------------------------------------------------------------------------------------

*Two Portland Square
Portland, Maine 04101

(c) Not Applicable.

Item 28. Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each account, book or other document required to be maintained by
Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder.

         Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202, Registrant's Investment Advisor, Accounting Services Provider and Transfer and Dividend Disbursing Agent, will maintain physical possession of each such account, book or other document of the Registrant except for those maintained by the Registrant's Custodian, Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), 100 Plaza One, Jersey City, NJ 07311.

Item 29. Management Services

         Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

         None.

Item 30. Undertakings

         None.

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Baltimore, and State of Maryland, on the 29/th/ day of July, 2002

                            DEUTSCHE BANK ALEX. BROWN
                            CASH RESERVE FUND, INC.

                            By: /s/ Richard T. Hale*
                                --------------------
                            Richard T. Hale
                            Chairman and President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

/s/ Richard T. Hale*        Chairman and President        July 29, 2002
--------------------                                      -------------
Richard T. Hale                                           Date

/s/ Richard R. Burt*        Director                      July 29, 2002
--------------------                                      -------------
Richard R. Burt                                           Date

/s/ Joseph R. Hardiman*     Director                      July 29, 2002
-----------------------                                   -------------
Joseph R. Hardiman                                        Date

/s/ Louis E. Levy*          Director                      July 29, 2002
------------------                                        -------------
Louis E. Levy                                             Date

/s/ Eugene J. McDonald*     Director                      July 29, 2002
-----------------------                                   -------------
Eugene J. McDonald                                        Date

/s/ Rebecca W. Rimel*       Director                      July 29, 2002
---------------------                                     -------------
Rebecca W. Rimel                                          Date

/s/ Truman T. Semans*       Director                      July 29, 2002
---------------------                                     -------------
Truman T. Semans                                          Date

/s/ Robert H. Wadsworth*    Director                      July 29, 2002
------------------------                                  -------------
Robert H. Wadsworth                                       Date

/s/ Carl Vogt, Esq.*        Director                      July 29, 2002
--------------------                                      -------------
Carl Vogt, Esq.                                           Date

/s/ Charles A. Rizzo*       Chief Financial and           July 29, 2002
---------------------                                     -------------
Charles A. Rizzo            Accounting Officer            Date

*By: /s/ Daniel O. Hirsch   Attorney-In-Fact
     --------------------
By Power of Attorney

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of each Fund in the Flag Complex on behalf of each Fund's President pursuant to a properly executed power of attorney.

RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of each Fund in the Flag Complex on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.